As filed with the Securities and Exchange Commission on April 30, 1998

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                    |X||X|
                        Pre-Effective Amendment No. _____         |_||_|
                        Post-Effective Amendment No.__1__         |X||X|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                           COMPANY ACT OF 1940                    |X||X|

                                 Amendment No. __4__

                           Builders ProLoan Fund, Inc.
                            222 South Central Avenue
                            St. Louis, Missouri 63105
                            Telephone: (314) 727-5454
                (Registrant's Name, Address and Telephone Number)

                           JOHN W. STEWART, PRESIDENT
                            222 South Central Avenue
                            St. Louis, Missouri 63105
                            Telephone: (314) 727-5454
                     (Name and Address of Agent for Service)

                                   Copies to:

                             DEE ANNE SJoGREN, ESQ.
                                 Thompson Coburn
                              One Mercantile Center
                               St. Louis, MO 63101

                  Approximate Date of Proposed Public Offering:
  As soon as practicable after the effectiveness of the Registration Statement


It is proposed that this filing will become effective:
|X||X| immediately upon filing pursuant to paragraph (b)
|_||_| on (date) pursuant to paragraph (b)
|_||_| 60 days after filing pursuant to paragraph (a)(1)
|_||_| on (date) pursuant to paragraph (a)(1)
|_||_| 75 days after filing pursuant to paragraph (a)(2)
|_||_| on (date) pursuant to paragraph (a)(2) of rule 485

 If appropriate check this box:
|_||_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           BUILDERS PROLOAN FUND, INC.
                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS REFERENCE SHEET

N-1A Item No.                                                   Location
-------------                                                   --------

PART A:  PROSPECTUS

Item 1             Cover Page                                     Cover Page

Item 2             Synopsis                                       About the Fund; General Information
Item 3             Condensed Financial Information                Financial Highlights

Item 4             General Description of Registrant              About the Fund; Investment Objective and
                                                                  Policies; Risks; Investment Restrictions and
                                                                  General Information
Item 5             Management of the Fund                         Management and Administration of the Fund;
                                                                  Investment Subadviser
Item 5A            Management's Discussion of Fund                Not Applicable
                   Performance
Item 6             Capital Stock and Other Securities             General Information; Information concerning
                                                                  Shares of the Fund
Item 7             Purchase of Securities Being Offered           Purchase, Redemption and Valuation of Fund
                                                                  Shares
Item 8             Redemption or Repurchase                       Purchase, Redemption and Valuation of Fund
                                                                  Shares
Item 9             Legal Proceedings                              Not Applicable


PART B:  STATEMENT OF ADDITIONAL INFORMATION


Item 10            Cover Page                                     Cover Page
Item 11            Table of Contents                              Table of Contents

Item 12            General Information and History                Description of the Fund; Tax Information;
                                                                  Directors and Officers; Investment Policies
Item 13            Investment Objective and Policies              Investment Policies; Investment Restrictions
Item 14            Management of the Registrant                   Management and Distribution Fees; Investment
                                                                  Subadvisory Agreement
Item 15            Control Persons and Principal Holders          Prospectus
                   of Securities
Item 16            Investment Advisory and Other                  Management, Subadvisory and Distribution Fees,
                   Services                                       Investment Subadvisory Agreement
Item 17            Brokerage Allocation and Other                 Portfolio Securities Transactions
                   Services
Item 18            Capital Stock and Other Securities             Net Asset Value; Yield and Total Return
                                                                  Quotations
Item 19            Purchase, Redemption and Pricing of            Redeeming Shares; Net Asset Value
                   Securities Being Offered
Item 20            Tax Status                                     Tax Information
Item 21            Underwriters                                   Management and Distribution Fees
Item 22            Calculation of Performance Data                Yield and Total Return Quotations
Item 23            Financial Statements                           Financial Statements


PART C:  STATEMENT OF OTHER INFORMATION

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                       As filed with the Securities and Exchange
                                                    Commission on April 30, 1998

                                                      Registration No. 333-30221
                                                              File No. 811-08273

================================================================================





                                     Part A

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT



                           BUILDERS PROLOAN FUND, INC.



================================================================================

                           BUILDERS PROLOAN FUND, INC.
                            222 SOUTH CENTRAL AVENUE
                            ST. LOUIS, MISSOURI 63105


Builders ProLoan Fund, Inc. (the "Fund") is a newly organized, no-load, non-diversified, open-end management investment company. The Fund's investment objective is to provide current income. The Fund will seek to achieve its objective through the active management of a portfolio composed primarily of mortgage-related securities. The Fund normally will invest at least 65% of its total assets in fixed income debt securities committed to or originated through the ProLoan program and rated at the time of purchase A- or better by Standard & Poor's Ratings Group or A3 by Moody's Investors Service, Inc. or, if unrated, deemed by the Fund's subadviser to be comparable to rated securities. To the extent that the ProLoan program does not generate sufficient ProLoan mortgage-backed securities, the Fund normally will invest at least 65% of its assets in other fixed income debt securities as described in this Prospectus. There is no assurance, however, that the Fund will achieve its investment objective. See "Risks."

The Fund typically invests in mortgage-related securities secured by home mortgages originated by banks, mortgage lenders and other financial institutions through the ProLoan program. The ProLoan program is a coordinated effort involving real estate professionals, home builders, mortgage lenders and organized building trade unions. To qualify for a ProLoan home mortgage, a borrower's home must be: (1) substantially union-built, as determined by Capital Mortgage Management, Inc. (the "Manager") and (2) newly constructed or substantially renovated. Qualified borrowers are given the opportunity to lock in interest rates on their ProLoan home mortgages, typically for 180 days, to allow time for construction or renovation of the borrower's home. This extended interest rate protection period is longer than the 45- to 60-day standard interest rate protection offered with respect to most ordinary mortgages. The Fund enters into agreements with originating banks, mortgage lenders and other financial institutions to originate ProLoans. The Fund then purchases mortgage-backed securities that are secured by ProLoan mortgages and guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The Fund does not intend to commit more than 33 1/3% of its assets to these 180-day commitments to purchase ProLoan mortgage-backed securities. The Fund is designed to provide institutional investors with the opportunity to invest in ProLoan mortgage-backed securities and thereby promote employment in the housing construction trade and related industries. The minimum initial investment generally is $1,000,000 per account.

Capital Mortgage Management, Inc. is responsible for the management of the Fund and the ProLoan program. Commerce Bank, N.A. (the "Subadviser") supervises and directs the Fund's investments. The Fund's distributor is Huntleigh Fund Distributors, Inc.

This Prospectus sets forth concisely the information that a prospective investor should know about the Fund before investing. Investors should read and retain this Prospectus for future reference. A Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by calling or writing the Fund at the telephone number or the address listed above. The Statement of Additional Information is dated the same date as the Prospectus and is incorporated herein by reference in its entirety. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information that the Fund files electronically. The Fund also maintains a Web site at http://www.proloan.com .


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
       GUARANTEED OR ENDORSED BY, COMMERCE BANK, N.A. AND THE SHARES ARE
          NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT,
                  THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                    THE FEDERAL RESERVE BOARD OR ANY OTHER
            GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES
            INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                       Prospectus dated April 30, 1998.

                                TABLE OF CONTENTS


FUND EXPENSES..................................................................4

FINANCIAL HIGHLIGHTS...........................................................6

TOTAL RETURN...................................................................7

ABOUT THE FUND.................................................................8

INVESTMENT OBJECTIVE AND POLICIES..............................................8

RISKS.........................................................................13

BROKERAGE PRACTICES...........................................................18

MANAGEMENT AND ADMINISTRATION OF THE FUND.....................................18

INVESTMENT SUBADVISER.........................................................20

DISTRIBUTOR...................................................................21

PURCHASE, REDEMPTION AND VALUATION OF FUND SHARES.............................21

INFORMATION CONCERNING SHARES OF THE FUND.....................................25

TAX INFORMATION...............................................................25

GENERAL INFORMATION...........................................................27

SHAREHOLDER COMMUNICATIONS....................................................27

FUND EXPENSES


Set forth below is certain information regarding estimated Fund operating expenses during the Fund's fiscal year ending December 31, 1998:

Shareholder Transaction Expenses
Sales Load (as a percentage of offering price)                       None
Deferred Sales Load (as a percentage of original purchase price)     None
Redemption Fee (as a percentage of redemption proceeds)(1)           1.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees (after waiver)(2)                                    0.32%
12b-1 Fees(3)                                                        0.10%
Other Expenses (after waiver and reimbursement)(4)                   0.18%
                                                                     -----
Total Fund Operating Expenses                                        0.60%


(1) The Fund imposes a 1.00% redemption fee on shares redeemed less than one year after they are purchased.

(2) The Subadviser has agreed to waive its subadvisory fees, such that they do not exceed 0.17% per annum of the Fund's average daily net assets during a period which will end on December 31, 1998. Otherwise, "Management Fees" are estimated to be 0.37%.

(3) The maximum level of distribution expenses is 0.10% per annum of the Fund's average net assets. See "Distributor" for further details. The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

(4) "The Distributor has agreed to bear the Fund's expenses, subject to reimbursement by the Fund, such that "Other Expenses" (exclusive of interest, taxes and extraordinary expenses) do not exceed 0.18% per annum of the Fund's average daily net assets during a period which will end on December 31, 2002. In addition, the Distributor paid the organizational expenses of the Fund, subject to reimbursement by the Fund. Organizational expenses will be amortized by the Fund over a five-year period and will be deemed to be "Other Expenses." Absent fee waivers and expense reimbursements, "Other Expenses" are estimated to be 0.22% and "Total Operating Expenses" are estimated to be 0.69%.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period indicated:

               1 year       3 years        5 years        10 years
               ------       -------        -------        --------
                 $17          $19            $33            $75

           An investor would pay the following expenses on the same investment, assuming no redemption:

               1 year       3 years        5 years        10 years
               ------       -------        -------        --------
                 $6           $19            $33            $75


The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. The 5% annual return used in the example is only for illustration. For a more complete description of the various costs and expenses listed above, see "Management and Administration of the Fund, " and "Fund Expenses."


THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following table is included in the Fund=s Annual Report and has been audited by Deloitte & Touche LLP, independent auditors. Their report on the financial statements and these financial highlights are included in the Annual Report. The Annual Report for fiscal year ended December 31, 1997 is incorporated by reference into the Fund=s Statement of Additional Information. Further information about the Fund's performance is contained in the Annual Report, which may be obtained without charge by writing to or telephoning the Fund.


BUILDERS PROLOAN FUND

                                                                 10/31/97*
                                                                       to
For a share outstanding throughout the period.                   12/31/97
                                                            --------------


Net asset value, beginning of period                               $15.00

Income from investment operations
   Net investment income                                             0.14
   Net realized and unrealized gains on investments                  0.10
                                                            --------------

      Total from investment operations                               0.24
                                                            --------------


Distributions( from net investment income)                          (0.14)

                                                            --------------

Net asset value, end of period                                     $15.10
                                                            ==============

Total return                                                         1.58% +

Net assets at end of period (in 000's)                           $120,649


Ratio of expenses to average net assets:
  Before expenses waived                                             0.63% #
  After expenses waived                                              0.58% #

Ratio of net investment income to average
   net assets (net of expenses waived)                               5.41% #

Portfolio turnover rate                                              1.29% +


------------------------------------------------------

* Commencement of operation.
+ Not annualized.
# Annualized.

TOTAL RETURN

The Fund may at times advertise its average annual total return and cumulative total return and compare its performance to that of other mutual funds with similar investment objectives. The Fund also may compare its performance to that of the Lehman Brothers Aggregate Bond Index, which is a broad market-weighted index that encompasses three major classes of investment-grade fixed income securities with maturities greater than one year. Total return is the sum of all of the investor's returns for a given period, assuming reinvestment of distributions. It is calculated by taking the total value of shares owned by an investor at the end of the period, less the price of shares purchased by the investor at the beginning of the period. Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure. See the Statement of Additional Information for more information about the calculation of total returns.


Prior Performance of Carpenters' District Council ProLoan Private Account. The table below presents performance returns for the ProLoan private investment account of the Carpenters' District Council of Greater St. Louis ("ProLoan Account") since the Subadviser began advising the ProLoan Account on December 31, 1994, using substantially the same strategy that it uses to advise the Fund. The Carpenters' District Council invested all of the funds in the ProLoan Account in the Fund, and the Fund has continued the ProLoan program with substantially the same investment objective, policies and restrictions. The returns shown reflect reinvestment of dividends and are calculated net of advisory fees and other expenses. The returns shown are calculated according to a total return formula that is not the standard SEC formula for calculating mutual fund performance information.

Annualized Total Returns (As of August 31, 1997)

                                                                     Since
                                                 1 Year            12/31/94
                                                 ------            --------
Carpenters' District Council ProLoan Account      9.85%             10.10%

Lehman Brothers Aggregate Bond Index             10.02%              9.98%



Cumulative Total  Returns (As of August 31, 1997)

                                                                    Since
                                                 1 Year            12/31/94
                                                 ------            --------

Carpenters' District Council ProLoan Account      9.85%             29.26%

Lehman Brothers Aggregate Bond Index             10.02%             28.89%

Returns are shown prior to deducting the expenses and fees associated with operating a mutual fund, which are higher than the ProLoan Account's expenses and fees. The returns for the Fund will be lower due to these costs. The ProLoan Account is a private account that is not subject to the same diversification, tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the "1940 Act") or Subchapter M of the Internal Revenue Code of 1986 which, if applicable, may have adversely affected the performance results of the ProLoan Account. Returns shown should not be considered a representation of the Fund's future performance.


ABOUT THE FUND


The Fund is a non-diversified, no-load, open-end management investment company registered under the 1940 Act . The Fund was incorporated under the laws of the State of Maryland on June 13, 1997. Shares of the Fund are sold continuously to the public and the Fund then uses the proceeds to buy securities for its portfolio. Shares are sold at net asset value without the deduction of any sales charge. The Fund offers to redeem its shares from its shareholders at any time at the next determined net asset value without the deduction of any sales charge, although the Fund will impose a 1.00% redemption fee on shares redeemed less than one year after they are purchased. The redemption price may be paid either in cash or by a distribution in kind of securities held by the Fund. See "Purchase, Redemption and Valuation of Fund Shares."


The Fund's Board of Directors provides broad supervision over its affairs. Capital Mortgage Management, Inc. is the Fund's investment adviser and is responsible for the management of the Fund and the ProLoan program, while the officers of the Fund are responsible for its operations. The Subadviser is responsible for managing the Fund's day-to-day investment operations.

INVESTMENT OBJECTIVE AND POLICIES


The Fund's investment objective is current income. The Fund will seek to achieve its objective through the active management of a portfolio composed primarily of mortgage-related securities. The Fund normally will invest at least 65% of its total assets in fixed income debt securities committed to or originated through the ProLoan program and rated at the time of purchase A- or better by Standard & Poor's Ratings Group or A3 by Moody's Investors Service, Inc. or, if unrated, deemed by the Subadviser to be comparable to rated securities. There is no assurance, however, that the Fund will achieve its investment objective. To the extent that the ProLoan program does not generate sufficient ProLoan mortgage-backed securities, the Fund normally will invest at least 65% of its assets in other fixed income debt securities as described in this Prospectus.


The investment policies of the Fund may be changed at any time by the Board of Directors to the extent that such changes are consistent with the Fund's investment objective. The Fund's investment objective may not be changed without a majority vote of the Fund's outstanding shares, which is the lesser of (1) 67% of the shares of the Fund present or represented if the holders of more than 50% of the shares are present or represented at the shareholders' meeting; or (2) more than 50% of the shares of the Fund.

Mortgage-Backed Securities. The Fund primarily invests in mortgage-backed securities, which represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the servicing agent and guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government, such as securities guaranteed by GNMA. Others are guaranteed by agencies and instrumentalities of the U.S. Government, such as securities guaranteed by FNMA or FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations. Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.


    PROLOAN. The Fund typically invests in mortgage-backed securities which represent interests in single- or multi-family home mortgages originated through the ProLoan program. The ProLoan program is a coordinated effort involving real estate professionals, home builders, mortgage originators and organized building trade unions. To qualify for a ProLoan home mortgage loan, a borrower's single- or multi-family home must be: (1) substantially union-built, as determined by the Manager, and (2) newly constructed or substantially renovated. In addition, the borrower's mortgage loan must be eligible to be secured by a GNMA, FNMA or FHLMC guarantee. Each mortgage loan meeting the above qualifications, as established by the Manager, is referred to hereinafter as a "ProLoan." The Fund also may purchase whole loan mortgages originated through the ProLoan program and not eligible to be secured by a GNMA, FNMA or FHLMC guarantee. See "Mortgages" and "Risks-Mortgages" below.

    The ProLoan interest rate and points generally are established by the Subadviser each week, based on its survey of local markets and the ability of the Fund to invest in additional mortgage-backed securities. The Fund has entered into agreements with selected banks, mortgage lenders and other financial institutions (collectively, the "Lenders"), pursuant to which the Lenders agree to originate ProLoans at the established interest rate and points. The ProLoan program allows a borrower to reduce interest rate exposure by locking in the interest rate on a ProLoan, typically for 180 days prior to the closing of the ProLoan, to allow time for construction or renovation of the borrower's home. This interest rate protection is offered in exchange for a commitment fee from the borrower, which is refundable to the borrower at closing. These commitment fees may not fully compensate the Fund for the additional interest rate risk it will bear during the 180-day interest rate lock-in period and thus, the Fund may incur a loss. In the event that the borrower does not close a ProLoan, the unrefunded commitment fees are allocated between the Fund and the Lender in amounts agreed to by the Fund and the Lender. A borrower may be offered the opportunity to reduce the interest rate on a ProLoan prior to closing if market interest rates have declined from the interest rate set on the commitment date in exchange for a stated fee, which typically is one-half of one percent of the borrower's principal loan amount. This "float-down" fee is retained by the Fund. A borrower also may be offered the opportunity to purchase additional 30-day extensions of interest rate protection, at the discretion of the Subadviser, if the borrower's home or renovations are not completed by the date initially set for closing. This extended interest rate protection is longer than the 45- to 60-day standard interest rate protection offered with respect to most ordinary mortgages. The advantage to the borrower is that interest rate risk is reduced for an effective period of time during the construction or renovation of the borrower's home. The advantage to home builders and real estate agents is that the ProLoan program may attract potential home buyers. The ProLoan program is designed to encourage the use of union craftsmen and promote employment in the home building trade and related industries. There is no assurance that the ProLoan program will achieve these objectives.

    To create mortgage-backed securities from the underlying ProLoans, each Lender pools its ProLoans and submits these pools to GNMA, FNMA or FHLMC for securitization and the appropriate agency's guarantee. Or, at the Subadvisers discretion, a closed ProLoan may be sold instead of being included in a pool by a Lender. The Fund purchases the ProLoan mortgage-backed securities guaranteed by GNMA, FNMA or FHLMC from the Lenders at established prices based on the face value of such ProLoans, as determined pursuant to an agreement between the Fund and the Lenders. The mortgage-backed securities typically are delivered to the Fund after the interest rate security period and after the underlying ProLoans have closed, usually within 60 days after closing.

    Currently, there are five Lenders in the ProLoan program located in the St. Louis, Missouri metropolitan area. Additional Originators may be added to the extent that the ProLoan program expands in that area or to other cities. The continuation of the ProLoan program depends upon the continued participation of the Lenders. There is no assurance that banks, mortgage lenders and other financial institutions will continue to participate as Lenders. To the extent that the ProLoan program does not generate sufficient ProLoan mortgage-backed securities, the Fund will invest in other mortgage-backed securities and fixed-income securities as described in this Prospectus.

    PROLOAN GEOGRAPHICAL LIMITATION. The ProLoan program is currently operating in Missouri, Illinois, Ohio and Michigan. There can be no assurance that the Manager will attempt to establish a ProLoan program in the area in which an investor is located. If the Manager does attempt to establish a ProLoan program in a particular metropolitan area, there can be no assurance that its attempt will be successful and there may be a substantial delay between an investor's purchase of Fund shares and the development of a ProLoan program in the area in which the investor resides. In addition, the terms of the ProLoan program may vary from city to city depending upon the nature of the regional real estate, mortgage and banking industries.


When-Issued and Forward Commitments. The Fund's commitment to acquire mortgage-backed securities originated through the ProLoan program constitute "when-issued" commitments. When the Fund agrees to acquire securities on a when-issued basis, its Custodian will segregate cash or other liquid assets equal to the amount of the commitment. The value of the securities underlying the when-issued commitment, and any subsequent fluctuations in their value, will be taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to acquire until they are paid for and delivered on the settlement date. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of that party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund will make commitments to acquire securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In those cases, the Fund may realize a capital gain or loss. Under normal circumstances, the Fund does not intend to commit more than 33 1/3% of its total assets to these commitments. See "Risks-When Issued and Forward Commitments."

Collateralized Mortgage Obligations. The Fund may invest in collateralized mortgage obligations ("CMOs"), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO typically are paid monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity, coupon rate or interest rate sensitivity.

Asset-Backed Securities. The Fund may invest in asset-backed securities, subject to certain rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans, automobile and credit card receivables, and other types of receivables or other assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Fund's investment objective, policies, and quality standards, the Fund may invest in these and other types of asset-backed securities developed in the future.

Mortgages. The Fund may purchase mortgages in the form of whole loans or participations. Whole loan mortgages are the entire loans or installment sales contracts on residential properties. Participation mortgages are fractional interests in mortgages or installment sales contracts on residential or commercial properties. In evaluating mortgages for purchase, the Subadviser will consider and analyze the following factors: (1) interest rates on the underlying mortgages or installment sales contracts; (2) the loan to value ratio; (3) the length of time the underlying loans have been outstanding; (4) payment history;
(5) whether the loan is fixed or adjustable  rate; (6) prepayment  expectations;
(7) size and enforceability of the loans; and (8) the geographic area in which the underlying real estate is located. In addition to the above criteria, the Fund will invest only in residential and multi-family mortgage loans and whole loan participations that have been underwritten and originated to secondary market underwriting standards.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which it sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar, but not identical, securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund. The Fund's Custodian will segregate cash or liquid assets until the settlement date, in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depends on the Subadviser's ability to correctly predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be employed successfully.

Repurchase Agreements. The Fund may enter into repurchase agreements under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the Fund's Custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by the Subadviser. If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the Fund may be delayed or limited.

Options and Futures Contracts. The Fund may purchase put and call options with primary over-the-counter dealers for hedging purposes only. Such options may relate to interest rates and other economic factors and would not exceed 5% of the Fund's net assets. The Fund also may invest in futures contracts and options on futures, index futures contracts or interest rate futures contracts, as applicable for hedging purposes. Purchasing options is a specialized investment technique that may entail the risk of a complete loss of the amounts paid as premiums to the writer of the option.

To enter into a futures contract, the Fund must make a deposit of initial margin with its Custodian in a segregated account in the name of its futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

Other Investments. The Fund also may invest in securities of the U.S. Government and its agencies and instrumentalities, including separately traded registered interest and principal securities ("STRIPS") and other zero coupon obligations; corporate bonds, notes and debentures; domestic certificates of deposit, bank deposit notes and bank notes; and cash or cash equivalents, including commercial paper, loan participation interests, medium-term notes and other promissory notes maturing in 397 days or less. Such obligations may have a fixed, variable or floating rate of interest. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash or cash equivalent short-term obligations, including money market instruments such as bank obligations, commercial paper and notes, U.S. Government obligations and repurchase agreements. See the Statement of Additional Information for descriptions of the foregoing securities. Principal and/or interest payments for obligations of the U.S. Government's agencies or instrumentalities may or may not be backed by the full faith and credit of the U.S. Government.


Credit Quality. The Fund will invest, during normal market conditions, at least 65% of its total assets in fixed-income debt securities rated at the time of purchase A- or better by Standard & Poor's Ratings Group ("S&P") or A3 by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed by the Subadviser to be comparable to instruments that are so rated. Except for temporary defensive purposes, the Fund's market weighted average credit rating will be at least AA-/Aa3 as rated by S&P or Moody's, respectively, or the equivalent rating of another nationally recognized statistical rating organization. All of the fixed income and floating rate securities acquired by the Fund other than those subject to the 65% requirement will be rated investment-grade at the time of purchase. For purposes of this investment policy, investment-grade obligations are those rated at the time of purchase AAA, AA, A or BBB by S&P, or Aaa, Aa, A or Baa by Moody's, or which are similarly rated by another nationally recognized statistical rating organization or are unrated but deemed by the Subadviser to be comparable in quality to rated obligations. Obligations rated BBB or Baa by S&P or Moody's, respectively, are considered to have speculative characteristics and are subject to greater credit and market risk than securities rated in the top three investment-grade categories. Subsequent to their purchase by the Fund, up to 5% of its portfolio securities may represent securities downgraded below investment-grade or may be deemed by the Subadviser to no longer be comparable to investment-grade securities. See the Statement of Additional Information for a description of applicable debt ratings.


Duration. Although the Fund has no restriction as to the maximum or minimum duration of any individual security held by it, the Fund's average effective duration will be within +/- 30% of the duration of the Lehman Brothers Aggregate Bond Index. "Duration" is a term used to express the average time to receipt of expected cash flows (discounted to their present value) on a particular fixed income instrument or a portfolio of instruments. Duration takes into account the pattern of a security cash flow over time, including how cash flow is affected by prepayments and changes in interest rates. Duration also generally defines the effect of interest rate changes on bond prices. Generally, if interest rates increase by one percent, the value of a security having an effective duration of five years would decrease in value by five percent.

RISKS


Interest Rate Risk. The market value of fixed rate securities, and thus the net asset value of the Fund's shares, is expected to vary inversely with movements in interest rates. The market value of variable and floating rate instruments will not vary as much due to the periodic adjustments in their interest rates. An adjustment that increases the interest rate of such securities should reduce or eliminate declines in market value resulting from a prior upward movement in interest rates, and an adjustment which decreases the interest rate of such securities should reduce or eliminate increases in market value resulting from a prior downward movement in interest rates. The market value of mortgage-backed securities and the resulting net asset value of the Fund's portfolio will fluctuate with short-term changes in interest rates. When interest rates rise, the net asset value of the Fund will decline; shareholders who redeem Fund shares in such circumstances will suffer the resulting loss in value of those shares. Conversely, in certain periods of declining interest rates, mortgage-backed securities held by the Fund will increase in market value but may be prepaid by the various mortgagors or other obligors so that anticipated yields on such investments may not be realized. The Fund may experience additional interest rate risk because of its investment in ProLoan mortgage-backed securities, since the Fund will be subject to a potential 180-day interest rate lock period, exclusive of extensions, which is substantially longer than the 45-to 60-day interest rate lock period to which mortgage underwriters traditionally commit.

CMOs involve risks in addition to those found in other types of mortgage-related obligations, since they may exhibit more price volatility and interest rate risk. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices based on current market conditions that are unacceptable to the Fund based on the Subadviser's analysis of the market value of the security. Zero coupon bonds also are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including securities having legal or contractual restrictions on resale or no readily available market (including repurchase agreements, variable and floating rate instruments and time deposits with maturities of greater than 7 days and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933). If, through a change in net asset value or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, the Subadviser would seek to take steps to protect the liquidity of the Fund's portfolio. The sale of illiquid securities may require more time and result in higher transaction costs and other selling expenses than the sale of liquid securities.

The Fund's commitments to acquire ProLoan mortgage-backed securities will not be considered illiquid so long as the Fund has a valid contractual agreement with a third party to assume the commitments, or provided that the Manager determines, pursuant to guidelines established by the Board, that an adequate trading market exists for the commitments. To the extent that a secondary market source or a Lender becomes uninterested in purchasing the Fund's ProLoan commitments or refuses to honor its contractual commitment to the Fund, the Fund's ProLoan commitments would increase the level of illiquidity in its portfolio. As a result of such illiquidity, the Fund may not be able to sell these commitments when the Subadviser considers it desirable to do so or may have to sell them at a lower price than could be obtained if they were more liquid. These factors may have an adverse impact on the Fund's net asset value.

When-Issued and Forward Commitments. The Fund's investment in ProLoan mortgage-backed securities requires it to commit funds for future purchases of such securities at rates that are set at the time of the commitment, with delivery of such securities taking place at a future date, which may be up to eight months later. The securities generally are delivered to the Fund within 60 days after the underlying ProLoans have closed. These securities involve the risk that the yield obtained in the transaction (and thus the value of the security) may be less favorable than the yield available in the market when the security is delivered. At the time the Fund makes the commitment to acquire ProLoan mortgage-backed securities, such commitments will thereafter be valued for purposes of determining the Fund's net asset value. At the time the Fund enters into a ProLoan commitment, the Fund's Custodian will segregate cash or liquid assets, equal to the value of the mortgage commitments, which will be marked to market daily. If the market value of the underlying commitment declines due to a rise in interest rates or otherwise, the Fund will be required to segregate additional assets. Because the Fund will segregate cash and liquid assets in this manner, its liquidity and the Subadviser's ability to manage the Fund's portfolio might be affected in the event its when-issued purchases or forward commitments ever exceeded 33 1/3% of the value of its assets. In this event, the Fund would be required to liquidate a portion of its mortgage commitments on the open market or pursuant to a contractual obligation with a Lender. On the date of securitization, the Fund will fulfill its obligations from securities that are then maturing or sales of securities held in the segregated account and/or from available cash flow. If the Fund disposes of the right to acquire a mortgage commitment prior to its acquisition it can incur a gain or loss due to market fluctuation. In the event that interest rates decline, it may be difficult for the Fund to obtain delivery of the ProLoans that secure the Fund's investments and the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for the ProLoans in the segregate asset account. The Fund does not intend to engage in mortgage commitments for speculative purposes, but only in furtherance of its investment objective.

Mortgage-Backed Securities. Early repayment of principal on mortgage-backed securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.
Like other debt securities, when interest rates rise, the value of mortgage-related securities generally will decline; and when interest rates fall, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.


ProLoan mortgage-backed securities bear additional risks to those described above. To generate ProLoans that will secure the ProLoan mortgage-backed securities in which the Fund invests, the Fund may establish a ProLoan interest rate that is lower than the average market rate offered by most financial institutions for ordinary home mortgage loans. As a result, the market value of the ProLoan mortgage-backed securities may be lower than the market value of comparable mortgage-backed securities. Because the Fund is required to invest in ProLoan mortgage-backed securities, the Fund may be required to forego the higher coupon rates and, thus, the potentially higher returns that the Fund would receive if it invested in non-ProLoan mortgage-backed securities.


Asset-Backed Securities. These securities involve certain risks that do not exist with mortgage-related securities since they usually do not have the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not be sufficient to support payment on the securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral, or a third-party guarantee.


Mortgages. Although mortgages bear many of the same risks as mortgage-backed securities, there are additional risks to be considered. Mortgages generally are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities, nor is any type of credit enhancement typically provided. Fixed-rate mortgages, like other fixed income securities, are priced to reflect, among other things, current and perceived interest rate conditions and, as conditions change, market values will fluctuate. Liquidity for the underlying securities may change as a result of the demand for mortgage products and a change in the general method of home financing in the future. Mortgages also have unique characteristics in that they may generally be prepaid in whole or in part at any time at the option of the individual borrower as the result of refinancing or home sale or involuntarily as a result of the borrower's death or default. This is commonly known as prepayment risk. Prepayments of mortgages often result from refinancings that are closely tied to changes in interest rates. Borrowers often refinance existing mortgages with lower cost mortgages when it is profitable for them to do so. Prepayments on mortgages are made at par value which will create a loss if the mortgage was purchased at a premium price. Conversely, if the mortgage was purchased at a discount, a prepayment can result in a gain. In addition, if interest rates have declined, prepayments can only be reinvested by the Fund at a lower interest rate. Residential whole loan mortgages carry credit risk in addition to prepayment risks in that the borrower may become delinquent in mortgage payments or default on the mortgage loan. In an  effort  to  avoid  this  risk,  the Fund  will  maintain  high  underwriting standards, seek out loans with low loan to value ratios, maintain strict servicing requirements, and, where possible, insist on pool insurance, subordination or other credit enhancements. Mortgages are considered illiquid in nature and, as such, may be difficult to sell when the Subadviser considers it desirable to do so or may have to be sold at a price lower than could be obtained if they were more liquid. The Fund's investment in mortgages will be subject to the limitation set forth under "Investment Restrictions" below.

Options and Futures Contracts. The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of the portfolio investments (held or intended for purchase) being hedged and movements in the price of the futures contract or option may be imperfect;
(ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional fund management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of options and futures by the Fund is subject to the Subadviser's ability to correctly predict movements in the direction of interest rates and other economic factors. For example, if the Fund uses futures contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, it will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial and is potentially unlimited, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the Fund. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. See Appendix B to the Statement of Additional Information for additional information and a description of the risks relating to options and futures contract trading practices.

Concentration. The Fund will concentrate its investments in ProLoan mortgage-related securities. As a result, an economic, business, political or other change affecting one mortgage-related security (such as proposed legislation affecting the financing of home mortgages, shortages or price increases of needed home building materials, or declining markets for new homes) also may affect other mortgage-related securities. This could increase market risk and the potential for fluctuation in the net asset value of the Fund's shares.

Non-Diversification. The Fund is classified as a non-diversified investment company under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio, such as the Fund's, more than it would a diversified portfolio. In addition, the Fund may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with a similar objective.

Year 2000. The management services provided to the Fund by the Manager and the Subadviser, as well as the services provided by the Distributor and other vendors to the Fund depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or 1980, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Manager, Subadviser, Distributor and the other vendors have been actively working on necessary changes to their own computer systems to deal with the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful or that interaction with other noncomplying computer systems will not impair their services to the Fund at that time.

The majority of the Fund's operations and information systems are provided by third party service providers and the Manager is monitoring their Year 2000 status. Given the Fund's exposure to third party services providers, the Manager does not believe the internal costs to address the Year 2000 issue will have a material impact on the Fund's future operations other than the impact such event will have on the cost of services provided by its vendors which is unknown at this time. The interdependent nature of securities transactions and the success of the Fund's external counterparties and vendors in dealing with this issue could significantly influence the Fund's estimate of the impact the Year 2000 will have on its business.


INVESTMENT RESTRICTIONS

The following fundamental investment restriction may be changed only by a majority vote of the Fund's outstanding shares. The Fund will not:

         Invest more than 25% of its total assets in the securities of companies primarily engaged in only one industry other than: (1) the U.S. Government, its agencies and instrumentalities; and (2) mortgage-related securities. See "Risks--Concentration." Finance companies as a group are not considered a single industry for purposes of this policy.

The following non-fundamental investment restriction may be changed by a vote of a majority of the Fund's Board of Directors. The Fund will not:


     Invest more than 15% of its net assets in securities that lack an established secondary trading market or are otherwise considered illiquid, including time deposits and repurchase agreements that mature in more than seven days.

BROKERAGE PRACTICES


The Subadviser will place its own orders to execute securities transactions that are designed to implement the Fund's investment objectives and policies. In placing such orders, the Subadviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer is considered when making these determinations. The Fund's portfolio turnover was 1.29% for the period from October 31, 1997 (commencement of operations) to December 31, 1997.


The Fund normally will not incur any brokerage commissions on its transactions because debt instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the obligation, however, usually includes a profit to the dealer. Obligations purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. No commissions or discounts are paid when securities are purchased directly from an issuer.

MANAGEMENT AND ADMINISTRATION OF THE FUND

Fund Management Agreement. The Board of Directors has general supervisory responsibility over the Fund's affairs. The Manager provides or oversees all administrative, investment advisory and portfolio management services for the Fund pursuant to a Management Agreement dated October 17, 1997.


The Manager, located at 222 South Central Avenue, St. Louis, Missouri 63105, is a Delaware corporation organized on May 5, 1997 to provide business management, advisory and asset management consulting services. Although the Manager has no previous experience acting as an investment adviser to an investment company, John W. Stewart, President of the Manager, served as Controller/System Administrator of the approximately $688 million pension fund for the Carpenters' District Council of Greater St. Louis from August 1988 to September 1997. Mr. Stewart also had primary managerial responsibility for the Carpenter's District Council ProLoan program from its inception in June 1991 until the ProLoan program was assumed by the Fund, on October 31, 1997. From June 1991 to April 1998, the Carpenter's District Council ProLoan program generated approximately 4,336 ProLoans with an initial market value of approximately $5.8 million and facilitated an average of approximately 2,589,600 man hours of work, assuming an average of 600 man hours per home, for qualified craftsmen in the St. Louis, Missouri metropolitan area.

The Manager provides the Fund with office space, office equipment and personnel necessary to manage and administer the Fund's operations and the ProLoan program. In addition, the Manager promotes and develops the ProLoan program, reviews Lenders for participation in the ProLoan program and negotiates the terms of their participation, monitors the Fund's mortgage commitments, supervises the provision of services to the Fund by third parties, and approves the construction criteria for builders to be eligible to participate in the ProLoan progam. The Manager also monitors the Subadviser's investment program and results. The Manager bears the expense of providing these services and also pays the fees of the Subadviser. As compensation for paying the investment subadvisory fees and for providing the Fund with management services, the Manager receives from the Fund an annualized advisory fee which is calculated and accrued daily, equal to 0.15% of the net assets of the Fund, plus all fees payable by the Manager to the Subadviser as described below. The advisory fee is the only compensation the Manager receives for managing the Fund, including the Manager's activities relating to the ProLoan program.

The Management Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Fund's Board of Directors, including the affirmative votes of a majority of the independent Directors. The Management Agreement may be terminated at any time, without penalty, by a majority vote of outstanding Fund shares on sixty (60) days' written notice to the Manager, or by the Manager on sixty (60) days' written notice to the Fund.


Fund Expenses.

The Fund is responsible for the following expenses: transfer agency, custodian, dividend disbursing agent, shareholder recordkeeping, administrative and fund accounting services; taxes, if any, and the preparation of tax returns; interest; costs of Board and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; filing fees; legal fees; auditors' fees; fees to federal and state regulatory authorities; insurance and fidelity bond premiums; fees of independent Directors; and any extraordinary expenses of a nonrecurring nature. The Distributor has agreed to bear the Fund's operating expenses such that those expenses (exclusive of interest, taxes and extraordinary expenses) do not exceed 0.18% of the Fund's average daily net assets, during a period which will end on December 31, 2002. The Fund will reimburse the Distributor for such expenses incurred in the previous three years to the extent that the reimbursement does not cause the Fund's operating expenses to exceed the 0.18% expense limitation.

Distribution Plan. Under this Plan, the Fund will pay to Huntleigh Fund Distributors, Inc. a distribution fee to help defray the cost of distributing the Fund's shares and servicing its shareholders. Services for which payments will be made under the Plan include, but are not limited to: (1) promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Huntleigh's costs incurred in marketing shares of the Fund; (2) responding to shareholder telephone inquiries; and (3) compensating securities dealers and other organizations for providing distribution assistance or administration, accounting and other shareholder services to the Fund's shareholders. Although Fund shares are sold without a sales charge, Huntleigh also may pay from its own resources a sales commission to its representatives who sell Fund shares. In addition, Huntleigh may make quarterly payments of service fees to its representatives with respect to Fund shares attributable to shareholders for whom the representatives are designated of record. The annual fee payable under the Fund's Distribution Plan is 0.10% of the Fund's net assets. Payments made to Huntleigh as underwriter for the Fund will represent compensation for distribution and service activities, not reimbursement for specific expenses incurred. The Plan was approved by the Fund's Board of Directors on September 24, 1997, and it will be reviewed annually by the Board.


Administrative Agreement. Investment Company Administration Corporation (the "Administrator"), pursuant to an administration agreement with the Fund, supervises the overall administration of the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, arranging for the maintenance of books and records of the Fund, and supervision of other organizations that provide services to the Fund. Certain officers of the Fund are provided by the Administrator. Under the terms of the agreement, the Fund will pay the Administrator an annual fee of 0.05% of average daily net assets, payable monthly and subject to an annual minimum of $40,000.


Principal Underwriter. Huntleigh Fund Distributors, Inc., 222 South Central Avenue, St. Louis, Missouri, 63105 serves as the principal underwriter of the Fund.


Custodian and Fund Accountant. UMB Bank, N.A., 928 Grand Boulevard, Kansas City, Missouri 64106, serves as custodian and fund accountant for the Fund.

Transfer Agent and Shareholder Servicing Agent. The Fund's transfer agent is National Financial Data Services, 1004 Baltimore, Kansas City, Missouri 64105.

Fund   Administrator.   The   Fund's   administrator   is   Investment   Company
Administration Corporation, 2020 E. Financial Way, Glendora, California 91741.

Independent Auditors. The independent auditors for the Fund are Deloitte & Touche LLP, St. Louis, Missouri.

INVESTMENT SUBADVISER


Commerce Bank N.A., 8000 Forsyth Boulevard, St. Louis, Missouri 63105, is a subsidiary of Commerce Bancshares, Inc., a registered multi-bank holding company. The Subadviser has provided investment management services to The Commerce Funds since 1994, to private and public pension funds, endowments and foundations since 1946, and to individuals since 1906. As of January 31, 1998 the Subadviser had discretionary investment authority with respect to approximately $7.6 billion of assets. Commerce Bank is a full-service lending bank, and it makes loans in the ordinary course of its business to, among others, home builders to finance the construction of homes which are subject to sales contracts with home buyers. Some of these home buyers may participate in the ProLoan program. However, such loans to home builders are based upon normal lending policies of the Subadviser and would be unrelated to the ProLoan program.

Subadvisory Agreement. The Subadviser has entered into an investment subadvisory agreement with the Manager to provide investment advisory services to the Fund. The Subadviser has discretion to purchase and sell securities on behalf of the Fund in accordance with the Fund's objectives, policies and restrictions. As compensation for its services, the Manager pays the Subadviser an annual subadvisory fee as follows: 0.25% of the first $50 million of the Fund's average daily net assets; 0.20% of the next $50 million of average daily net assets; and 0.165% of average daily net assets in excess of $100 million. The Subadviser's fees shall be accrued daily and payable monthly. In no event shall the Fund be responsible for any fees due to the Subadviser under this Agreement. The Subadviser has agreed to waive its subadvisory fees such that the fees do not exceed 0.165% of the Fund's average daily net assets during a period which will end on December 31, 1998.


Portfolio Manager. Mr. Scott M. Colbert, Chartered Financial Analyst, serves as the Vice President and Director of Fixed Income Management of the Subadviser. Mr. Colbert has primary responsibility for the day-to-day investment operations of the Fund. Mr. Colbert joined the Investment Management Group of the Subadviser in 1993. Prior to that, he served as portfolio manager for Armco Investment Management, Inc. from 1987 to 1993 with respect to fixed income investments for employee benefit, insurance and endowment funds. Mr. Colbert had primary responsibility for the day-to-day investment operations of the Carpenter's District ProLoan Account from December 31, 1994 until the ProLoan Account was invested in the Fund on October 31, 1997. He also serves as portfolio manager for the following portfolios of The Commerce Funds, an open-end investment company: The Short-Term Government Fund, The Bond Fund and The Balanced Fund. Mr. Colbert has primary investment responsibility for approximately $3.7 billion in assets on behalf of Commerce Bancshares, Inc., the Subadviser, and other affiliates of Commerce Bancshares, Inc.

DISTRIBUTOR

Huntleigh Fund Distributors, Inc., 222 South Central Avenue, St. Louis, MO 63105, is a wholly owned subsidiary of Huntleigh Financial Services, Inc., St. Louis, Missouri. Huntleigh has been providing institutional and individual investment services primarily in the St. Louis region since 1977.

PURCHASE, REDEMPTION AND VALUATION OF FUND SHARES

Purchasing Shares of the Fund. Fund shares are offered without a sales charge to institutional investors who make an initial investment of at least $1 million.
However, the Manager and the Distributor may agree to waive this minimum investment requirement.

Fund shares are sold without a sales charge at the net asset value next determined after the receipt of a request to purchase shares accompanied by a check drawn on a U.S. bank or immediately available funds. Shares of the Fund are offered and purchase orders accepted until 4:00 p.m. Eastern time on each day on which the New York Stock Exchange (the "Exchange") is open for trading and the Custodian and the Transfer Agent are open for business ("Business Day"). The Fund reserves the right to reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares.

Fund shares may be purchased and redeemed as follows:


BY WIRE -- Purchases may be made by wiring funds. To ensure prompt receipt of a transmission by wire, the investor should: telephone National Financial Data Services ("NFDS" or the "Transfer Agent") at (800) 256-6575; identify the Fund; provide the address, telephone number and account number of the investor; and identify the amount being wired and by which bank. If the investor is opening a new account, the investor should call NFDS at (800) 256-6575 and NFDS will provide the investor with an account number. The investor should instruct its bank to designate the account number which the Transfer Agent has assigned to the investor and to transmit the federal funds to the following wire address:


      State Street Bank & Trust Company
      225 Franklin Street
      Boston, MA 02110
      ABA #011000028
      DDA #9905-319-1
      FCT: (Investor's Account Number)
      Reference: Builders ProLoan Fund, Inc.


BY DEPOSITING SECURITIES -- Shares of the Fund may be purchased in exchange for an investor's securities if the securities are acceptable to the Fund and satisfy applicable investment objectives and policies. Investors interested in exchanging securities must first contact the Manager and acquire instructions regarding submission of a written description of the securities which the investor wishes to exchange. The investor must represent that all such securities offered to the Fund are not subject to any sale restrictions. Within five business days after receipt of the written description, the Manager will advise the investor whether the securities to be exchanged are acceptable. There is no charge for this review by the Manager. Securities accepted by the Fund must have a readily ascertainable value as determined by the Fund's Custodian. Securities are valued in the manner described for valuing Fund assets in the section entitled "Valuation of Shares." Acceptance of such orders may occur on any day during the five-day period afforded the Manager to review the acceptability of the securities. Upon acceptance of such orders, the securities must be delivered in fully negotiable form within five days. The Manager will provide delivery instructions at the time of acceptance. A gain or loss for federal income tax purposes may be realized by the investor upon the exchange of securities, depending upon the adjusted tax basis and value of the securities tendered. The Fund will accept securities in this manner only for purposes of investment, and not for resale.

BY MAIL -- Purchases of Fund shares may be made by mail by sending a check or other negotiable bank draft payable to the Fund at the following address:

      Builders ProLoan Fund, Inc.
      c/o NFDS, Transfer Agent
      P.O. Box 419140
      Kansas City, MO 64141-9140



Overnight Express Address:

      Builders ProLoan Fund, Inc.
      c/o NFDS, Transfer Agent
      1004 Baltimore, 5th Floor
      Kansas City, MO 64105


An additional purchase of shares should be accompanied by the shareholder's account number. Purchase checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Third party checks will not be accepted by the Fund.

Redemption of Shares. Fund shares may be redeemed on any Business Day by writing directly to NFDS at the address above under "Purchasing Shares of the Fund -- By Mail." The redemption price will be the net asset value per share next determined after receipt by the Transfer Agent of all required documents in good order. "Good order" means that the request must include a letter of instruction or stock assignment specifying the number of shares or dollar amount to be redeemed, signed by an authorized signatory for the owners of the shares in the exact names in which they appear on the account, and accompanied by such other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodians, corporations, IRAs and welfare, pension and profit-sharing plans. In addition, any share certificates being redeemed must be returned duly endorsed or accompanied by a stock assignment with signatures guaranteed by a bank, trust company or member of a recognized stock exchange.

Payment for redeemed shares will be made in cash within seven days after the receipt of a redemption request in good order. However, the Fund reserves the right to suspend redemptions or postpone the date of payment (a) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), or when trading on the Exchange is restricted,
(b) at such time as an emergency exists as determined by the Securities and Exchange Commission so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for protection of the Fund's shareholders. Payment of redemption proceeds will be made within seven days. If the shares being redeemed were purchased by check, payment may be delayed to verify that the check has been honored, normally not more than fifteen days.

Redemption Fee. If shares of the Fund are purchased and then redeemed within twelve months from the date of purchase, a redemption fee of 1.00% will be deducted from the redemption proceeds by the Fund. In determining whether a redemption fee is payable, it will be assumed that the redemption is made first of shares that have been held for more than one year, and, second of shares that are still subject to the redemption fee.


Redemptions in Kind. Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.


Valuation of Shares. The net asset value of the Fund is determined as of 4:00 p.m. Eastern time on each day on which the New York Stock Exchange is open for trading and the Fund's Custodian and Transfer Agent are open for business. The net asset value of all outstanding shares of the Fund will be determined based on a pro rata allocation of the value of the Fund's investment income and total capital gains and losses and expenses based on comparative net asset value at the beginning of the day.


Equity securities listed on securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the exchange or, lacking any sales, on the basis of the last current bid price prior to the close of trading on the exchange. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) will normally be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair market value, as determined in good faith and pursuant to procedures approved by the Fund's Board of Directors. Investment grade short- term obligations with 60 days less to maturity are valued using the amortized cost method

The Fund values its commitments to acquire ProLoan mortgage-backed securities at the price at which the Fund could assign these commitments to a third party, as long as this price is considered by the Manager to equal no more than the fair market value of the commitments. The formula for determining this price is an amount equal to the principal amount of the underlying ProLoan, multiplied by any positive difference (the "Price Differential") between the price at which the Fund committed to acquire such ProLoan (the "Commitment Price") and the six-month forward to-be-announced price of FNMA mortgage-backed securities with the one-half percent coupon rate increment nearest to, but not greater than, the rate that is 0.625% below the weighted average yield for all such ProLoans (the "Adjusted Market Price"). If the Commitment Price is less than the Adjusted Market Price, then the third party shall pay to the Fund an amount equal to the Price Differential times the principal amount of the applicable ProLoan. If the Commitment Price is greater than the Adjusted Market Price, then the Fund shall pay to the third party an amount equal to the Price Differential times the principal amount of the applicable ProLoan. See the Statement of Additional Information for additional valuation methods.


INFORMATION CONCERNING SHARES OF THE FUND

Dividends and Capital Gain Distributions. Dividends and other distributions paid on the Fund's shares are calculated at the same time and in the same manner. Dividends consisting of substantially all of the net investment income of the Fund normally are declared on each Business Day immediately prior to the determination of the net asset value, are payable to shareholders of record as of the opening of business on the day on which declared, and are paid monthly. The Fund's net investment income will consist of dividends and interest (including discount) accrued on the securities held by the Fund less applicable expenses of the Fund. Distributions of the Fund's realized net short-term capital gain and net capital gain (the excess of net long-term capital gain over net short-term capital loss) normally will be made annually.

Unless a shareholder elects otherwise by so notifying the Fund in writing, all dividends and other distributions on the Fund's shares will be automatically declared and paid in additional shares of the Fund. However, a shareholder may choose to have distributions of net capital gain paid in shares and dividends paid in cash or to have all such distributions and dividends paid in cash. An election may be changed at any time by delivering written notice that is received by the Transfer Agent at least ten days prior to the payment date for a dividend or other distribution.


TAX INFORMATION

Introduction. The following summary deals only with the principal federal income tax consequences of the ownership of an interest in the Fund. It does not deal with interests in the Fund held by special classes of taxpayers, such as dealers in securities or currencies, banks, tax-exempt organizations, life insurance companies, persons that hold such interests in the Fund that are a hedge or that are hedged against currency risks or that are part of a straddle or conversion transaction, or persons whose functional currency is not the U.S. dollar. The summary is based on the Internal Revenue Code of 1986, as amended (the "Code"), its legislative history, existing and proposed regulations thereunder, published rulings and court decisions, all as currently in effect and all subject to change at any time, perhaps with retroactive effect. Prospective purchasers of shares of the Fund should consult their own tax advisors concerning the consequences, of their particular circumstances under the Code and the laws of any relevant state, county, city, or other taxing jurisdiction applicable to the acquisition, ownership, and disposition of such shares.

Status and Taxation of the Fund. The Fund was organized as a corporation, but intends to qualify for treatment as a regulated investment company (a "RIC") under the Code.

In order to qualify for RIC status for federal income tax purposes, the Fund must satisfy certain requirements, the most important of which are that it must:

   o be a domestic corporation registered under the 1940 Act, as, among other entities, a management company,
   o     receive  at  least  ninety  percent  (90%)  of its  gross  income  from dividends, interest (including tax-exempt interest), payments on securities loans, gains on dispositions of stock, securities, or foreign currencies, and other income derived in its business of
         investing  in  stock,  securities,   or  foreign  currencies,
   o     satisfy asset-diversification requirements set forth in the Code,
   o distribute to its shareholders at least ninety percent (90%) of its "investment company taxable income" (as defined), and
   o     elect to be taxed under the Code as a RIC.

The Fund intends to qualify as a RIC in each taxable year, but there can be no assurance that it actually will so qualify. If it does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

If the Fund does satisfy each of the requirements for treatment as a RIC, the Fund itself will be taxed as a corporation on (1) its "investment company taxable income," which reflects a deduction for certain dividends paid to shareholders of the Fund, and (2) capital gains of the Fund less any applicable dividends-paid deduction under Code section 561 with respect to such capital gains. In addition, Code section 4982 imposes an excise tax on the Fund if, as a RIC, it distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (each as defined) in each calendar year. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable calendar year.

Taxation of Shareholders of the Fund. The Code taxes shareholders of a RIC on dividends paid to them, whether received in cash, in property, or reinvested in additional shares in the Fund. The Code also taxes shareholders on capital gains actually distributed to them. Although as noted above, the Code taxes a RIC on capital gains realized by the RIC less the available dividends-paid deduction related to such gains under Code section 561, it also taxes RIC shareholders on such undistributed capital gains, but it allows each shareholder a credit for taxes (paid by the RIC and) deemed to have been paid by the shareholder on such undistributed capital gains.

A sale or other disposition of shares in the Fund (including a redemption of shares by the Fund) will result in the realization of taxable gain or loss. The nature of that gain or loss, and the manner in which it is to be recognized for federal income tax purposes, depend primarily on (1) the length of time the shareholder held the shares, and (2) whether the amount realized in the transaction--the cash proceeds or the fair market value of property received--exceeds the adjusted basis of the shares sold or otherwise disposed of by the shareholder. Following the Taxpayer Relief Act of 1997, long-term capital gain of a non-corporate U.S. taxpayer is generally subject to a maximum federal tax rate of twenty-eight percent (28%) in respect of property held for more than 12 months, and to a maximum federal tax rate of twenty percent (20%) in respect of property held for more than 18 months. In computing a shareholder's adjusted basis, the Code increases the original cost of the shares by the excess of the undistributed capital gains the shareholder is required to report over the tax (paid by the RIC and) deemed to have been paid by the shareholder on such gains.

Information Reporting and Backup Withholding. In general, information reporting requirements will apply to all payments (or deemed payments) from the Fund to non-corporate U.S. shareholders in the nature of dividend payments, capital gain distributions, or redemption proceeds. The Fund will be required to effect so-called "backup withholding" at the rate of thirty-one percent (31%) if a non-corporate U.S. shareholder fails to provide an accurate taxpayer identification number or is notified by the Internal Revenue Service that the shareholder has failed to report all interest and dividends required to be reported on the shareholder's federal tax returns. Special information reporting and withholding rules apply to payments to shareholders that are not (1) citizens or residents of the United States, (2) domestic corporations, or (3) certain other entities included within the term "United States Person" as defined in the Code.



GENERAL INFORMATION

The Fund currently is comprised of one investment portfolio with one class of common stock, par value $0.01, although it has the authority to issue multiple series and classes of shares. Each share of common stock is entitled to one vote on matters affecting the Fund. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares of the Fund are not transferable.


The Fund was incorporated under the laws of the State of Maryland on June 13, 1997. The Fund is not required to hold annual shareholders meetings. However, the Fund will hold special shareholder meetings whenever required to do so under the federal securities laws or the Fund's Articles of Incorporation or by-laws. Directors can be removed by a shareholder vote at special shareholder meetings.

5% Shareholders and Control Persons. As of March 31 , 1998, the Carpenter's District Council of Greater St. Louis pension fund, 1401 Hampton Avenue, St. Louis, Missouri 63139, owned 99.9% of the Fund's shares and, thus, may be deemed to control the Fund.


SHAREHOLDER COMMUNICATIONS


Shareholders will receive periodic reports, including annual and semi-annual reports that will include financial statements showing the results of the Fund's operations and other information. The financial statements of the Fund are audited by Deloitte & Touche LLP, independent auditors, at least annually. Shareholder inquiries and requests for information regarding the Fund should be made in writing to the Fund at 222 South Central Avenue, St. Louis, Missouri 63105, or by calling (314) 727-5454.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN SALES LITERATURE SPECIFICALLY APPROVED BY OFFICERS OF THE FUND FOR USE IN CONNECTION WITH THE OFFER OF FUND SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                       As filed with the Securities and Exchange
                                                    Commission on April 30, 1998

                                                      Registration No. 333-30221
                                                              File No. 811-08273
================================================================================




                                     Part B

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT



                           BUILDERS PROLOAN FUND, INC.




================================================================================

STATEMENT OF ADDITIONAL INFORMATION

BUILDERS PROLOAN FUND, INC.





















                                 April 30, 1998

     Builders ProLoan Fund, Inc. (the "Fund") is an open-end, non-diversified management investment company.

     This Statement of Additional Information should be read in conjunction with the Prospectus for the Fund dated April 30 , 1998 ("Prospectus"), a copy of which may be obtained without charge by calling (314) 727-5454. This Statement of Additional Information is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                TABLE OF CONTENTS


INVESTMENT POLICIES............................................................3

INVESTMENT RESTRICTIONS.......................................................16

DIRECTORS AND OFFICERS........................................................18

MANAGEMENT, SUBADVISORY AND DISTRIBUTION FEES.................................21

INVESTMENT SUBADVISORY AGREEMENT..............................................22

PLAN AND AGREEMENT OF DISTRIBUTION............................................22

PORTFOLIO SECURITIES TRANSACTIONS.............................................23

NET ASSET VALUE...............................................................23

REDEEMING SHARES..............................................................25

TAX INFORMATION...............................................................26

YIELD AND TOTAL RETURN QUOTATIONS.............................................27

DESCRIPTION OF THE FUND.......................................................29

TRANSFER AGENT................................................................29

ADMINISTRATOR.................................................................30

CUSTODIAN AND FUND ACCOUNTANT.................................................30

INDEPENDENT AUDITORS..........................................................30

FINANCIAL STATEMENTS..........................................................31

APPENDIX A:  DESCRIPTION OF BOND RATINGS......................................32

APPENDIX B:  OPTIONS AND FUTURES CONTRACTS....................................34

INVESTMENT POLICIES

      The Fund may invest in the following types of instruments:

      Asset-Backed Securities - These securities do not have the benefit of the same security interest in the underlying collateral. Payment on asset-backed securities of private issuers is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or subordination. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations, credit card receivables and home equity loans. The Fund may also invest in other types of asset-backed securities available in the future. The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligation may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected payments will increase, while slower than expected prepayments will decrease yield to maturity. In calculating the average weighted maturity of the Fund, the maturity of asset-backed securities will be based on estimates of average life.

     Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates. Furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of a shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.


      Asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (e.g., credit card and automobile loan receivables as opposed to real estate mortgages). Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, default may require repossession of the personal property of the debtor  which may be  difficult  or  impossible  in some cases.  Most issuers of automobile receivables permit the servicers to return possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the number of vehicles involved in a typical issuance and technical requirements under state law, the trustee for the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries of repossessed collateral may not, in some cases, be able to support payment on these securities.

     Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund's experiencing difficulty in valuing or liquidating such securities. In certain circumstances, asset-backed securities may be considered illiquid securities subject to the percentage limitation described under "Illiquid Securities" below.


     Bank Deposit Notes - Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

     Bankers'   Acceptances  -  Bankers'   acceptances  are  short-term   credit
instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

      Bank Obligations - For purposes of the Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in obligations issued by foreign banks and foreign branches of U.S. banks may involve risks that are different from investments in obligations of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks.

      Certificates of deposit issued by domestic branches of domestic banks do not benefit materially, and certificates of deposit issued by foreign branches of domestic banks do not benefit at all, from insurance from the Federal Deposit Insurance Corporation.

     Both domestic banks and foreign branches of domestic banks are subject to extensive governmental regulations, which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and costs of funds for the purpose of financing and lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

      Cash Equivalents - Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

      Certificates of Deposit - Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

      Commercial Paper and other Short-Term Corporate Obligations - Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic corporations bearing fixed, floating or variable interest rates.



     Debentures - The Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of Standard & Poor's Rating Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, are determined to be of comparable quality by the Subadviser. Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.

      Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including securities having legal or contractual restrictions on resale or no readily available market. The Fund's commitments to acquire ProLoan mortgage-backed securities will not be considered to be illiquid so long as the Manager determines, pursuant to guidelines established by the Board of Directors, that an adequate trading market exists for these commitments. To the extent that a secondary market source or a Lender becomes uninterested in purchasing the Fund's mortgage commitments or refuses to honor its contractual commitment to the Fund, the Fund's mortgage commitments could increase the level of illiquidity in its portfolio. As a result of such illiquidity, the Fund may not be able to sell these instruments when the Subadviser considers it desirable to do so or may have to sell them at a lower price than could be obtained if they were more liquid. These factors may have an adverse impact on net asset value. The sale of illiquid securities may require more time and result in higher transaction costs and other selling expenses than the sale of liquid securities.

     Loan Participation Interests ("LPIs"). LPIs represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

     Mortgage-Backed   Securities.   Mortgage-backed   securities,   which   are
derivatives, consist of both collateralized mortgage obligations and mortgage pass-through certificates .

     Collateralized Mortgage Obligations. CMOs and real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities (the "Mortgage Assets"). CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are FNMA, a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. REMICs are a mortgage securities vehicle, authorized by the Tax Reform Act of 1986, that hold residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, REMIC securities are virtually indistinguishable from CMOs.


     CMOs may involve additional risks other than those found in other types of mortgage-related obligations. CMOs may exhibit more price volatility and interest rate risks than other types of mortgage-related obligations. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to the Fund based on the Fund's analysis of the market value of the security.

     Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of an interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payment of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those that are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

Mortgage Pass-Through Certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.


          (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes") - GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

          (2) FHLMC Mortgage Participation Certificates ("Freddie Macs") - Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of FHLMC, security dealers and a variety of investors.

          (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")
     - Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

          (4) Mortgage-Related Securities Issued by Private Organizations - Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.


      Mortgages. Privately-issued mortgage-related securities typically are not guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises but such securities are generally structured with one or more types of credit enhancement such as a guarantee, subordination, insurance policies or letters of credit obtained by the issuer or sponsor from third parities, through various means of structuring the transaction or through a combination of such approaches. In addition, although the Fund treats each mortgage-related portfolio as a separate issuer, concentration in issues of mortgage-related securities within the Fund, sponsored by the same sponsor or serviced by the same servicer, may involve certain risks. Servicers of mortgage-related pools collect payments on the underlying mortgage assets for pass-through to the security holders on a periodic basis. Upon insolvency of the servicer, the security holders may be at risk with respect to collections received by the servicer but not yet delivered to the security holders. In addition, a sponsors' transfer of assets to a trust or other pooling vehicles may not represent a true sale and, upon insolvency of the sponsor, the security holders of the trust or other pool may be at risk with respect to the assets transferred to the trust or pool by the sponsor.


      Foreclosure Risk. In cases in which the Fund invests directly in mortgage loans, it is anticipated that the mortgage loan will be secured by a deed of trust or mortgage, depending upon the prevailing practice in the state in which the subject property is located. Foreclosure of a deed of trust may be accomplished by a non-judicial trustee's sale under a specific provision in the deed of trust which authorizes the trustee to sell the property upon any default by the borrower under the terms of the note or deed of trust. Foreclosure of a mortgage generally is accomplished by judicial action. The action is initiated by the service of legal pleadings upon all parties having an interest in the real property. Delays in completion of the foreclosure occasionally may result from difficulties in locating necessary party defendants. The borrower may seek bankruptcy protection in an attempt to delay or avert a foreclosure and/or assert other defenses to the proceedings. Any bankruptcy filing will, and the assertion of other defenses may, significantly delay the proceedings and increase the expenses incurred by the lender in prosecuting the proceedings, and could result in a reduction of the secured debt in the event of a "cramdown" by a bankruptcy court. Depending upon market conditions, the net proceeds of the sale of the property after foreclosure, fix-up, and selling expenses may be less than the Fund's investment.

     In some states, after foreclosure and sale, the borrower and foreclosed junior lienholders are given a statutory period in which to redeem the property from the foreclosure sale. In some states, redemption may occur only upon payment of the entire principal balance of the loan, accrued interest and expenses of foreclosure. In other states, redemption may be authorized if the former borrower pays only a portion of the sums due. The effect of a statutory right of redemption is to diminish the ability of the lender to sell the foreclosed property. Consequently, the practical effect of the redemption right is often to force the lender to retain the property and pay the expenses of ownership until the redemption period has run.

     Options and Futures Contracts - The Fund may purchase put and call options and may invest in futures contracts for hedging purposes only. See Appendix B - Options and Futures Contracts.

      Ratings of Long-Term Obligations - The Fund utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.


      The four highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations". Obligations which are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected or poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.


      The four highest S&P's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Duff & Phelps' four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest credit quality with risk factors being negligible. Obligations rated AA are of high credit quality and strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions. Obligations rated A have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Obligations rated BBB have below average protection factors with considerable variability in risk during economic cycles, but are still considered sufficient for prudent investment.

     Thomson BankWatch ("Bankwatch") long-term debt ratings apply to specific issues of long-term debt and preferred stock. They specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. BankWatch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA indicate that the ability to repay principal and interest on a timely basis is very high. Obligations rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.


     Obligations rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


      Fitch Investors Service, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


      Standard & Poor's, Duff & Phelps and Fitch apply indicators "+","-," and no character to indicate relative standing within the major rating categories.

      Ratings of Short-Term Obligations - The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

     The distinguishing feature of the Duff & Phelps Credit Ratings' short-term rating is the refinement of the traditional 1 category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. Obligations rated D-1+ indicate the highest certainty of timely payment. Safety is just below risk-free U.S. Treasury obligations. Obligations rated D-1 have a very high certainty of timely payment. Risk factors are minor. Obligations rated D-1- have a high certainty of timely payment. Risk factors are very small. Obligations rated D-2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

      Thomson BankWatch short-term ratings are intended to assess the likelihood of an untimely or incomplete payment of principal or interest. Obligations rated TBW-1 indicate a very high likelihood that principal and interest will be paid on a timely basis. While the degree of safety regarding timely payment of principal and interest is strong for an obligation rated TBW-2, the relative degree of safety is not as high as for issues rated TBW-1.

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality.

     Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



 A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price may be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement. Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended, the ("1940 Act").


     The Fund may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Board, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines which periodically are reviewed by the Board. The Fund may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or subcustodian) or in the Federal Reserve/U.S. Treasury book entry system. If the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, the Fund may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case the Fund may incur a loss if the proceeds to the Fund from the sale of the securities to a third party are less than the repurchase price.

      Reverse Repurchase Agreements - The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the Subadviser. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

      Securities Lending - The Fund may lend its securities in accordance with the following conditions: (1) the Fund must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral;
(3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board to vote proxies. While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. The Fund currently does not intend to engage in securities lending absent prior Board approval.


      Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations - The Fund may invest in instruments known as "stripped" securities. These instruments include U.S. Treasury bonds and notes and federal agency obligations on which the unmatured interest coupons have been separated from the underlying obligation. Such obligations are usually issued at a discount to their "face value," and because of the manner in which principal and interest are returned may exhibit greater price volatility than more conventional debt securities. The Fund may invest in "interest only" stripped securities that have been issued by a federal instrumentality known as the Resolution Funding Corporation and other stripped securities issued or guaranteed by the U.S. Government, where the principal and interest components are traded independently under the Separate Trading of Registered Interest and Principal Securities program ("STRIPS"). Under STRIPS, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The Fund may also invest in instruments that have been stripped by their holder, typically a custodian bank or investment brokerage firm, and then resold in a custodian receipt program under names such as TIGRs and CATS.

     Although stripped securities do not pay interest to their holders before they mature, federal income tax rules require the Fund each year to recognize a part of the discount attributable to a security as interest income. This income must be distributed along with the other income the Fund earns. To the extent shareholders request that they receive their dividends in cash rather than reinvesting them, the money necessary to pay those dividends must come from the assets of the Fund or from other sources such as proceeds from sales of Fund shares and/or sales of portfolio securities. The cash so used would not be available to purchase additional income-producing securities, and the Fund's current income could ultimately be reduced as result.

     The Fund may acquire zero coupon bonds. Such obligations will not result in the payment of interest until maturity and typically have greater price volatility than coupon obligations. The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations. These actions may occur under disadvantageous circumstances and may reduce the Fund's assets, thereby increasing its expense ratio and decreasing its rate of return. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

     U.S. Government Securities - U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

     U. S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.


     Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.


     U.S. Treasury Obligations - U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and STRIPS (described above).

     Variable or Floating Rate Obligations - A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

      Variable and floating rate instruments are not frequently rated by credit rating agencies. However, in determining the creditworthiness of unrated variable and floating rate instruments and their eligibility for purchase by the Fund, Commerce Bank, N.A. (the "Subadviser") will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. Participation interests provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Subadviser has determined meets the prescribed quality standards for the Fund. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.


      When-Issued and Forward Commitments. The Fund may purchase U.S. Government and other securities that are permissible investments of the Fund on a when-issued basis and may purchase or sell such securities on a "forward commitment"  basis in order to hedge  against  anticipated  changes in  interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place on a later date. When-issued and forward commitment securities may be sold prior to the settlement date. At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, cash or liquid securities such as U.S. Government securities or other appropriate high grade debt obligations equal to the value of the when-issued or forward commitment securities will be segregated and maintained by the Fund's custodian and will be marked to market daily. On the delivery date, the Fund will meet its obligations from securities that are then maturing or sales of securities held in the segregated asset account and/or from available cash flow. If the Fund disposes of the right to acquire a when-issued or forward commitment security prior to its acquisition or disposes of its right deliver against a forward commitment, it can incur a gain or loss due to market fluctuation. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, the Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for the Fund to "roll-over" its purchase commitment, the Fund may receive a negotiated fee.

      There is always a risk that the securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course, which may take substantially more than five business days for mortgage-relates securities, are not treated by the Fund as when-issued or forward commitment transactions.


INVESTMENT RESTRICTIONS


      In addition to the investment limitations noted in the Prospectus, the following restrictions have been adopted by the Fund and may be changed only by the majority vote of the Fund's outstanding shares, which as used herein means the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders' meeting or (b) more than 50% of the shares of the Fund.

The Fund may not:

     1. Act as an underwriter (sell securities for others), except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities or the sale of its own shares under federal securities laws.


     2. Borrow money or property in excess of 33 1/3% of its total assets (including the amount borrowed and through reverse repurchase agreements and mortgage dollar rolls) less all liabilities and indebtedness other than the bank or other borrowings, except that the Fund may borrow up to an additional 5% of its total assets for temporary defensive purposes.


     3. Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in mortgages, mortgage-related securities, derivative mortgage-backed securities and other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts.

     4. Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling financial instruments (such as options and futures contracts) or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

     5. Lend Fund securities in excess of 20% of its net assets. In making loans the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless Commerce Bank, N.A. (St. Louis) (the "Subadviser") believes the opportunity for additional income outweighs the risks.

      6. Make loans to any person or firm, except that the Fund may enter into repurchase agreements, lend its investment securities to broker-dealers or other institutional investors and acquire whole loan or participation mortgages for investment purposes in accordance with the guidelines stated in the Prospectus; provided, however, that the making of a loan shall not be construed to include the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed.

     7. Purchase from or sell portfolio securities to its officers, Directors or other "interested persons" of the Fund, as defined in the Investment Company Act of 1940, including its investment adviser, its investment subadviser and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     8. Issue senior securities (including borrowing money from banks and other entities and through reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the proceeds of senior securities issued).

      The following non-fundamental investment restrictions apply to the Fund and may be changed with respect to the Fund by a majority vote of the Fund's Board of Directors (the "Board").

     1. The Fund may not purchase securities on margin, effect short sales (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities) or engage in the writing of call options.

     2. The Fund may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law. The Fund may incur duplicate advisory or management fees when investing in another mutual fund.

     3. The Fund may not invest in warrants.

     4. The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 33 1/3% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund will designate cash or liquid high-grade debt securities at least equal in value to its forward commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as securities it owns.

     5. In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, Capital Mortgage Management, Inc. (the "Manager"), under guidelines established by the Board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.



      6. The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks.



DIRECTORS AND OFFICERS



      The Board provides broad supervision over the Fund's affairs. Capital Mortgage Management, Inc. is responsible for the management of the Fund and the ProLoan program, and the Fund's officers are responsible for the Fund's operations. The Directors and officers of the Fund are listed below, together with their principal occupations during the past five years.

Name, Address and Date                      Position with
of Birth                                    the Fund                   Principal Occupation During Past 5 Years
----------------------                      -------------              ----------------------------------------


John W. Stewart*                            Director,                  President, Capital Mortgage Management, Inc.
222 South Central Avenue                    President and              (July 1997-Present); Controller/System
St. Louis, MO 63105                         Secretary                  Administrator, Carpenters' District Council of
(11/21/58)                                                             Greater St. Louis (August 1988-July 1997)

Terry Nelson*                               Director                   Executive Secretary and Treasurer, Carpenters'
1401 Hampton Avenue                                                    District Council of Greater St. Louis (Aug.
St. Louis, MO 63139                                                    1993-present); Managing Trustee, Carpenters'
(12/01/40)                                                             District Council of Greater St. Louis pension
                                                                       fund, health and welfare fund and vacation fund
                                                                       (Aug. 1993-present); Business Representative,
                                                                       Carpenters' District Council of Greater St. Louis
                                                                       (1981-Aug. 1993); Director, United Way (Aug.
                                                                       1993-present).


John P. Mulligan*                           Director                   Chairman, Carpenters' District Council of
1401 Hampton Avenue                                                    Greater St. Louis pension fund, health and
St. Louis, MO 63139                                                    welfare fund and vacation fund (Nov. 1984 -
(12/21/35)                                                             present); National Director, Associated General
                                                                       Contractors of America (March 1989-present);
                                                                       President, Mulligan Construction, Inc.
                                                                       (March 1983-present); Trustee, Construction
                                                                       Labor Pension Fund (1990-present); Trustee,
                                                                       Construction Training Advancement Fund
                                                                       (1986-present).


Fred Carter                                 Director                   Sixth District General Executive Board Member,
6969 Boulder Drive #160                                                United Brotherhood of Carpenters (Feb.
Dallas, TX 75237                                                       1988-prsent).
(05/23/44)

Joseph A. Montanaro                         Director                   Executive Director, TWA Pilots Directed
3221 McKelvey                                                          Account Plan 401K (July 1993 - present) and
Suite 105                                                              Chairman of Investment Committee (Oct. 1991 -
Bridgeton, MO 63044                                                    July 1993); Co-Trustee, TWA Flight Engineers Trust
(12/14/38)                                                             Plan (1976 - Oct. 1991).

Leonard Terbrock                            Director                   Retired (1993-present); Former Executive
5 Mary Rose                                                            Secretary and Treasurer, Carpenters' District
Hazelwood, MO 63042                                                    Council of Greater St. Louis (1986-1993) and
(07/27/33)                                                             Assistant Executive Secretary and Treasurer
                                                                       (1981-1986); Director, Catholic Charities
                                                                       (1992-present); Director, St. Louis Regional
                                                                       Commerce and Growth Association (1990-1993);
                                                                       Director, Sold on St. Louis (1988-1993);
                                                                       Committee Chairman, United Way (1970-1993).

Douglas J. McCarron                         Director                   General President, United Brotherhood of Carpenters
101 Constitution Avenue, N.W.                                          and Joiners of America (Nov. 1995-present) and
Washington, D.C.  20001                                                General Second Vice President (1992-1995);
(9/23/50)                                                              President, Southern California Conference of
                                                                       Carpenters (1995-present) and Secretary Treasurer
                                                                       (1987-1995); President and Chairman, 999 Office
                                                                       Builder Corporation; Chairman, Carpenters Health
                                                                       and Welfare Trust for Southern California;

                                                                       Chairman, 13 County Carpenters Vacation, Savings
                                                                       and Holiday plan; Co-Chairman, Carpenters' Trusts
                                                                       for Southern California; President and Chairman,
                                                                       Inland Empire Hotel Corporation, President, RPS
                                                                       Resort Corporation; President and Chairman, Santa
                                                                       Nella Hotel Corporation; President, THMI Motel
                                                                       Corporation; Chairman, Carpenters Southern
                                                                       California Administrative Corporation; Co-Chairman,
                                                                       Carpenters Joint Apprenticeship and Training
                                                                       Committee Fund for Southern California; Chairman,
                                                                       Carpenters Pension Trust for Southern California;
                                                                       Chairman, Carpenters National Health and Welfare
                                                                       Fund; Chairman, Carpenter Canadian Local Unions and
                                                                       Councils Pension Fund and the General Officers and
                                                                       Representatives Pension Fund; Chairman, UBC Pension
                                                                       Fund, General Office Employees Retirement Plan,
                                                                       Retirees Health and Welfare Fund and Apprenticeship
                                                                       and Training Fund; Director, Works Partnership.


James A. Winkelmann*                        Treasurer                  President, Huntleigh Fund Distributors, Inc. (Feb.
222 South Central Avenue                                               1986-present); President, Huntleigh Financial
St. Louis, MO  63105                                                   Services, Inc. (Jan. 1997 - present); Vice
(6/2/58)                                                               President, Huntleigh Capital Management, Inc.
                                                                       (1988-present); Vice President, Longrow
                                                                       Insurance Agency (June 1996-present); Vice
                                                                       President, Longrow Holdings, Inc. (Oct. 1996-
                                                                       present); Principal, Huntleigh Securities Corp.
                                                                       (Oct. 1996- present)

*Messrs. Stewart, Nelson, Mulligan and Winkelmann, by virtue of their positions, are deemed to be "interested persons" of the Fund as defined by the 1940 Act.

      All Directors and officers as a group own less than 1% of the outstanding shares of the Fund. Messrs. Nelson and Mulligan are managing trustee and chairman, respectively, of the pension fund of the Carpenters' District Council of Greater St. Louis which owned 99.9% of the shares of the Fund as of March 31, 1998.

      The Fund compensates each Independent Director by an annual fee of $2,000. Directors also are reimbursed for any expenses incurred in attending meetings. For its fiscal year ending December 31, 1998, the Fund estimates that it will pay the following compensation to its independent directors:

                                                          Pension or
                                                          Retirement    Estimated           Total
                                                           Benefits       annual        Compensation
                                           Aggregate      accrued as     benefits      from Fund and
                                          Compensation   part of Fund      upon        Fund Complex
     Name of person and position           from Fund       expenses     retirement   paid to Directors
-------------------------------------------------------------------------------------------------------
John W. Stewart, President, Secretary
and Director                                 $0               $0            $0             $0


Terry Nelson, Director                       $0               $0            $0             $0

John P. Mulligan, Director                   $0               $0            $0             $0

Fred Carter, Director                        $2,000           $0            $0             $2,000

Joseph A. Montanaro, Director                $2,000           $0            $0             $2,000

Leonard Terbrock, Director                   $2,000           $0            $0             $2,000

Douglas J. McCarron, Director                $2,000           $0            $0             $2,000


MANAGEMENT, SUBADVISORY AND DISTRIBUTION FEES


      As described more fully in the Prospectus, the Manager is paid a management fee by the Fund as compensation for its management services with respect to the ProLoan program and for paying the Subadviser's fees. The Management Agreement between the Manager and the Fund initially was approved by the Board and the initial shareholder of the Fund effective as of September 24, 1997.

      For the period October 31, 1997 (commencement of operations)to December 31, 1997, the Fund paid management fees of $63,014 to the M anager of which the manager paid the Subadviser $33,007 in Subadvisory fees. The S ubadvise r waived $10,028 of its fees for the period October 31, 1997 (commencement of operations) to December 31, 1997.

      Also as described more fully in the Prospectus, Huntleigh Fund Distributors, Inc. (the "Distributor") (or another entity approved by the Fund Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid by the Fund 0.10% per annum of the average daily net assets of the Fund for distribution-related services. The Fund paid distribution fees of $20,005 which were used for advertising expenses, for the period October 31, 1997 (commencement of operations) to December 31, 1997

INVESTMENT SUBADVISORY AGREEMENT

      The Investment Subadvisory Agreement between Commerce Bank, N.A. (St. Louis) and the Fund, as described in the Prospectus, initially was approved by the Board and the initial shareholder of the Fund effective as of September 24, 1997.


      Under the terms of the Subadvisory Agreement, the Subadviser agrees to provide investment advisory services to the Fund, with discretion to purchase and sell securities on behalf of the Fund in accordance with its investment objective, policies and restrictions. The Subadvisory Agreement will automatically terminate if assigned and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of the Fund on no less than thirty
(30) days' nor more than sixty (60) days' written notice to the Subadviser, or by the Subadviser upon sixty (60) days' written notice to the Fund. The Subadvisory Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Board, including the affirmative votes of a majority of the Directors who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.



PLAN AND AGREEMENT OF DISTRIBUTION

      To help Huntleigh Fund Distributors, Inc. (the "Distributor") defray the cost of distribution and servicing, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan). Under the Plan, the Distributor is paid a fee at an annual rate of 0.10% of the Fund's average daily net assets.

      The Plan must be approved annually by the Board, including a majority of the Independent Directors, if it is to continue for more than a year. At least quarterly, the Board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement.

PORTFOLIO SECURITIES TRANSACTIONS

      The Subadvisory Agreement provides, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of the Subadviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in customary public markets, and that in assessing the best net price and execution available, the Subadviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.


      In selecting brokers or dealers to execute particular transactions, the Subadviser is authorized to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934), provision of statistical quotations (including the quotations necessary to determine the Fund's net asset value), the sale of Fund shares by such broker or the servicing of Fund shareholders by such broker, and other information provided to the Fund, to the Manager and/or to the Subadviser (or their affiliates), provided, however, that the Subadviser determines that it has received the best net price and execution available. The Subadviser also is authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction that exceeds the amount of the commission another broker or dealer would have charged for effecting that transaction. The Board, the Manager or the Subadviser, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the Subadviser exercises investment discretion.


      The fees of the Subadviser are not reduced by reason of receipt of such brokerage and research services. The Subadviser does not provide any services to the Fund except portfolio investment management and related recordkeeping services. However, with disclosure to and pursuant to written guidelines approved by the Board, the Subadviser may execute portfolio transactions through an affiliated broker-dealer or the Distributor, who may receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940
Act) for doing so.

NET ASSET VALUE

      The net asset value of a share of the Fund is computed by dividing the value of the Fund's total assets, less the Fund's liabilities, by the number of outstanding shares of the Fund. The net asset value is computed each Business Day on which shares are offered and orders accepted or upon receipt of a redemption request in accordance with procedures outlined in the Prospectus.

      In determining net assets before shareholder transactions, the securities held by the Fund are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

      - Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.


      - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.


      - Securities included in the Nasdaq National Market System (Nasdaq) are valued at the last-quoted sales price in this market.

      - Securities included in Nasdaq for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the Nasdaq are valued at the mean of the closing bid and asked prices.


      - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

      - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

      - Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

      - The Fund's commitments to acquire ProLoan mortgage-backed securities will be valued at a price described as follow s. The Fund has contracted with a secondary market source to purchase, at any time, the Fund's commitments to acquire ProLoan mortgage-backed securities generated through the ProLoan program. Upon exercise of this right, the Fund will pay the purchaser to assume a ProLoan commitment at an amount equal to the principal amount of the underlying ProLoans multiplied by any positive difference (the "Price Differential") between: (i) the price (stated as a percentage of the applicable principal amount) at which the Fund committed to acquire the ProLoan (the "Commitment Price") and (ii) the six-month forward to-be-announced ("TBA") price of Federal National Mortgage Association ("FNMA") mortgage-backed securities with the one-half percent (1/2%) coupon rate increment nearest to, but not greater than, the rate that is 0.625% below the weighted average yield for all such ProLoans (the "Adjusted Market Price"). The Fund would have spent approximately 0.625% for servicing, guarantee fees and securitization costs had such ProLoan been securitized). The six-month forward TBA price of FNMA mortgage-backed securities shall be determined pursuant to independent pricing source(s) recognized by and acceptable to the counterparty to the Agreement. The price shall be paid either by the counterparty to the Agreement or the Fund depending upon the composition of the commitments at the time and the result of the foregoing calculation. If the Commitment Price is greater than the Adjusted Market Price, then the Fund shall pay to the counterparty an amount equal to the Price Differential times the principal amount of the applicable ProLoan(s). If the Commitment Price is less than the Adjusted Market Price, then the counterparty shall pay to the Fund an amount equal to the Price Differential times to the principal amount of the applicable ProLoan(s). The Fund's commitments to acquire mortgage-backed securities generated through the ProLoan program will not be considered to be illiquid so long as the Manager determines, pursuant to guidelines established by the Board of Directors, that an adequate trading market exists for these commitments. The Custodian will value the Fund's commitments to acquire ProLoan mortgage-backed securities at the above price, as long as this price is considered by the Fund's Manager to be no more than the fair market value of the commitments.

      The Exchange, the Manager, the Subadviser and the Fund will be closed on the following holidays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


REDEEMING SHARES

      Investors have a right to redeem their shares at any time. For an explanation of redemption procedures, please see the Prospectus.

      During an emergency, the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:


      -     The New York Stock Exchange  closes for reasons other than the usual
            weekend  and  holiday   closings  or  trading  on  the  Exchange  is
            restricted, or

      - Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or


      - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

      Should the Fund stop selling shares, the Board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

      The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

TAX INFORMATION

      To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must, among other requirements:

      - Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income, including gains from futures or forward contracts ("Income Requirement");

      - Diversify its investments in securities within certain statutory limits; and

      - Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) (the "Distribution Requirement").

      The Fund may acquire zero coupon or other securities issued with original issue discount. The Fund would have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of a 4% excise tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

      Hedging strategies, such as selling and purchasing futures contracts, involve complex rules that will determine for federal income tax purposes the character and timing of recognition of gains and losses the Fund realizes in connection therewith. The Fund's income from transactions in futures contracts derived with respect to its business of investing in securities will qualify as allowable income for the Fund under the Income Requirement.

      The foregoing is only a summary of some of the important federal tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

YIELD AND TOTAL RETURN QUOTATIONS


For purposes of advertising performance, and in accordance with Securities and Exchange Commission staff interpretations, the Fund will advertise the performance of the Carpenters' District Council of Greater St. Louis ProLoan separate investment account ("ProLoan Account"), which had an identical investment objective to the Fund and which was advised by the Subadviser in the same manner in which it advises the Fund from December 31, 1994 until the assets of the ProLoan Account were invested in the Fund. Returns shown should not be considered a representation of the Fund's future performance.

      Prior Performance of the Carpenters' District Council ProLoan Account. The table below presents performance returns for the ProLoan Account since the Subadviser began advising the ProLoan Account using substantially the same strategy that it uses to advise the Fund. The Carpenters' District Council invested all of the assets in the ProLoan Account in the Fund, and the Fund has continued the ProLoan program with substantially the same investment objective, policies and restrictions. The returns shown reflect reinvestment of dividends and are calculated net of advisory fees and the other expenses. The returns are shown below are calculated according to the following formula:


                     EMV-BMV-CF
                    --------------
                    [BMV + (CF/2)]

where EMV is the ending market value for the ProLoan Account; BMV is the beginning market value; and CF is the actual cash flow. This return formula is not the standard SEC formula for calculating mutual fund returns. The ProLoan Account's mortgage commitments were valued in the same manner as the Fund's mortgage commitments will be valued, according to the formula set forth above under "Net Asset Value."

ANNUALIZED TOTAL RETURNS

(As of August 31, 1997)



                                                                Since
                                                   1 Year      12/31/94
                                                   ------      --------
Carpenters' District Council ProLoan Account        9.85%       10.10%

Lehman Brothers Aggregate Bond Index(1)            10.02%        9.98%



CUMULATIVE TOTAL RETURNS

(As of August 31, 1997)

                                                                Since
                                                   1 Year      12/31/94
                                                   ------      --------
Carpenters' District Council ProLoan Account        9.85%       29.26%

Lehman Brothers Aggregate Bond Index(1)            10.02%       28.89%

      (1) Returns for the ProLoan Account are compared to those of the Lehman Brothers Aggregate Bond Index, (the "Index") for the same period. The Index is a broad market-weighted index which encompasses three major classes of investment-grade fixed income securities with maturities greater than one year, including: U.S. Treasury security, corporate bonds and mortgage-backed securities.


RETURNS ARE SHOWN PRIOR TO DEDUCTING THE EXPENSES AND FEES ASSOCIATED WITH OPERATING A MUTUAL FUND, WHICH ARE HIGHER THAN THE PROLOAN ACCOUNT'S EXPENSES AND FEES. THE RETURNS FOR THE FUND WILL BE LOWER DUE TO THESE COSTS. THE PROLOAN ACCOUNT IS A PRIVATE ACCOUNT THAT IS NOT SUBJECT TO THE SAME DIVERSIFICATION, TAX RESTRICTIONS AND INVESTMENT LIMITATIONS IMPOSED BY THE 1940 ACT OR SUBCHAPTER M OF THE INTERNAL REVENUE CODE OF 1986 WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS OF THE PROLOAN ACCOUNT. RETURNS SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF THE FUND'S FUTURE PERFORMANCE.

   After the Fund's initial year of operations ending October 31, 1998, the advertised total return for the Fund will be calculated by equating an initial amount invested in the Fund to the ending redeemable value, according to the following formula:


                 P(1 + T)[N]- ERV


where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered. The Fund commenced operations on October 31, 1997. For a two month period from October 31, 1997 (commencement of operations) to December 31, 1997, the Fund's total return was 1.58% (not annualized.)



      The Fund also may use "aggregate" total return figures for various periods which represent the cumulative change in value of an investment in the Fund for the specific period. Such total returns reflect changes in share prices in the Fund and assume reinvestment of dividends and distributions.

      In reports or other communications to shareholders or in advertising material, the Fund may from time to time compare its performance with that of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., IBC/Donoghue, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times" and the "Wall Street Journal." The Fund also may compare its performance with various other indices prepared by independent services such as Standard & Poor's or Morgan Stanley.

      Advertisements for the Fund may compare the Fund to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements may also compare the historical rate of return of different types of investments.


DESCRIPTION OF THE FUND

      The Fund was incorporated on June 13, 1997 under the laws of the State of Maryland.


TRANSFER AGENT

      The Fund has a Transfer Agency Agreement with National Financial Data Services. This agreement governs the transfer agent's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, the transfer agent will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a stated rate and dividing by the number of days in the year. The rate is $14 per open account and $2.40 per closed account, with a minimum fee of $22,000 per year. The Fund also pays the Transfer Agent stated activity fees, a one-time fund implementation fee, and the Transfer Agent's out-of-pocket expenses. The fees paid to the Transfer Agent may be changed from time to time upon agreement of the parties without shareholder approval.



ADMINISTRATOR


      The Fund pays a fee for administrative services provided to the Fund by Investment Company Administration Corporation (the "Administrator"). Pursuant to the terms of an Administration Agreement with the Fund, the Administrator supervises the overall supervision of the Fund, including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, arranging for the maintenance of books and records of the Fund, and supervision of other organizations that provide services to the Fund. The Administrator's fee paid by the Fund is calculated at a rate of 0.05% of the Fund's average daily net assets, subject to a minimum fee of $40,000 per annum. The Fund paid administration fees of $10,002 for the period October 31, 1997 (commencement of operations) to December 31, 1997.



CUSTODIAN AND FUND ACCOUNTANT


      The Fund's securities and cash are held by UMB Bank, N.A., Kansas City, Missouri, through a custodian agreement. The Custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. The Fund pays the Custodian a fee for serving as custodian of its assets according to the following fee schedule: 1 basis point on the first $100,000,000 of the Fund's net assets; plus 0.75 basis point on the next
$100,000,000 of net assets; plus 0.50 basis point of the Fund's net assets in excess of $200,000,000; subject to a $250 per month minimum. The Fund also pays the Custodian stated portfolio transaction fees and the Custodian's out-of-pocket expenses. The Custodian also receives a fee of: 3.0 basis points of the first $100,000,000 of average net assets; 2.0 basis points of the next $250,000,000; 1.0 basis points of the next $650,000,000 and 0.5 basis points on average net assets in excess of $1,000,000,000; subject to an annual minimum of $24,000 plus out-of-pocket expenses for serving as Fund accountant.

INDEPENDENT AUDITORS


      The Fund's financial statements contained in its Annual Report to shareholders at the end of the fiscal year were audited by Deloitte & Touche LLP, One City Centre, St. Louis, MO 63101. The independent auditors also provide other accounting and tax-related services as requested by the Fund.



FINANCIAL STATEMENTS


Incorporated by reference herein are the report of Deloitte & Touche LLP, the Fund's independent accountants, dated February 13, 1998, and the other portions of Registrant's annual report to shareholders for the period from October 31, 1997 (commencement of operations) to December 31, 1997, under the headings:
"SCHEDULE OF INVESTMENTS," "STATEMENT OF ASSETS AND LIABILITIES," "STATEMENT OF OPERATIONS," "STATEMENT OF CHANGES IN NET ASSETS," "NOTES TO FINANCIAL STATEMENTS," and "INDEPENDENT AUDITORS= REPORT." Copies of the annual report are available, upon request and without charge, by calling the Fund at (800) 256-6575, or by writing to the following address: Builders ProLoan Fund, Inc., c/o NFDS, Transfer Agent, P.O. Box 419140, Kansas City, MO 64141-9140.


      The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act with respect to the securities offered by the Fund's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information, pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

     Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

APPENDIX A:  DESCRIPTION OF BOND RATINGS

These ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price.

Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, and C.

Bonds rated:

Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ratings by Standard & Poor's Ratings Group are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.



AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.


Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

APPENDIX B:  OPTIONS AND FUTURES CONTRACTS



The Fund may buy options traded on any U.S. exchange or in the over-the-counter market. The Fund also may buy put and call options on futures. Options in the over-the-counter market will be purchased only when the Subadviser believes a liquid secondary market exists for the options and only from dealers and institutions the Subadviser believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.


OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who buys a put option has the right to sell a security at a set price for the length of the contract. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options may benefit the Fund and its shareholder by improving the Fund's liquidity and by helping to stabilize the value of its net assets.

BUYING OPTIONS. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For recordkeeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

The risk the Fund assumes when it buys an option is the loss of the premium. To be beneficial to the Fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.


Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains.


If a covered call option is exercised, the security is sold by the Fund. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding call options will be included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board of Exchange or Nasdaq will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

INTEREST RATE FUTURES CONTRACTS. As stated in its Prospectus, the Fund may enter into futures contracts and options for hedging purposes. Such transactions are described in this Appendix.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

      The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, by using futures contracts.

      Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchanges on which the futures contract sale or purchase was made.

      Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

      Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, which is a nonprofit organization managed by the exchange membership.

      A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes, Government
National Mortgage Association (GNMA) modified pass-through mortgage backed securities, three-month U.S. Treasury Bills and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts

      General. A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included.

      The Fund may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

      In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a ling futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

      Unlike the purchase or sale of an equity security, no price would be paid or received by the Fund upon entering into futures contracts. However, the Fund would be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract value. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

      Subsequent payments, called variation margin, to and from the broker would be made on a daily basis as the price of the underlying interest rate fluctuates, making the long and short position in the contract more or less valuable, a process known as marking to market. For example, when the Fund enters into a contract in which it benefits from a rise in the value of an interest rate and the underlying interest rate has risen, the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying interest rate declines, the Fund would be required to make a variation margin payment to the broker equal to the decline in value.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.

1. Liquidity. The Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge opposition held by the Fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a gain or a loss.

2. Hedging risks. There are several risks in using interest rate futures contracts as a hedging device. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying interest rate due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the interest rate and futures markets. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. Because of price distortion in the futures market and because of imperfect correlation between movements in interest rates and movements in prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a short period.

Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. If this occurred, the Fund could lose money on the contracts and also experience a decline in the value of its portfolio securities. It also is possible that if the Fund has hedged against a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

                                       As filed with the Securities and Exchange
                                                    Commission on April 30, 1998

                                                      Registration No. 333-30221
                                                              File No. 811-08273


================================================================================









                                     Part C

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT



                           BUILDERS PROLOAN FUND, INC.










================================================================================

                           BUILDERS PROLOAN FUND, INC.

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
                  ---------------------------------


         (a)      Financial  Statements  included as a part of this Registration
                  Statement:


                  1.  Included  in  Part  A  of  this  Registration   Statement:
                  Financial   Highlights   for  the  period   October  31,  1997
                  (commencement of operations) to December 31, 1997.

                  2. Included in part B of this Registration Statement: Schedule of Investments as of December 31, 1997; Statement of Assets and Liabilities as of December 31, 1997; Statement of Operations for the period October 31, 1997 (commencement of operations) to December 31, 1997; Statement of Changes in Net Assets for the period October 31, 1997 (commencement of operations) to December 31, 1997; Financial Highlights for the period October 31, 1997 (commencement of operations) to December 31, 1997; related notes; and the Independent Auditors' Report for the Builders ProLoan Fund, Inc. (the "Fund") dated February 13, 1998 are incorporated by reference to the Annual Report to Shareholders of the Fund for the period October 31, 1997 (commencement of operations) to December 31, 1997.


         (b)      Exhibits


                  1.       A.       Articles of  Incorporation  - filed with the
                                    Fund's initial registration statement on F orm N-1A dated June 27, 1997


                           B. Amendment to Articles of Incorporation - filed with the Fund's Pre-Effective Amendment No. 2 to its registration statement on Form N-1A dated October 20, 1997

                  2. By-Laws - filed with the Fund's initial registration statement on Form N-1A dated June 27, 1997

                  3.       Voting Trust Agreement - none


                  4.       Specimen   Security   -  -  filed   with  the  Fund's
                           Pre-Effective Amendment No. 2 to its registration statement on Form N-1A dated October 20, 1997


                  5.       a.       Management  Agreement -filed with the Fund's
                                    Pre-Effective   Amendment   No.   1  to  its
                                    registration  statement  on Form N-1A  dated
                                    September 12, 1997

                           b. Subadvisory Agreement - filed with the Fund's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated September 12, 1997

                           c. Administration Agreement - filed with the Fund's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated September 12, 1997


                  6.       Distribution   Agreement  -  filed  with  the  Fund's
                           Pre-Effective Amendment No. 2 to its registration statement on Form N-1A dated October 20, 1997

                  7.       Bonus, Profit-Sharing or Pension Plan - none

                  8.       a.       Custodian  Agreement - filed with the Fund's
                                    Pre-Effective   Amendment   No.   2  to  its
                                    registration  statement  on Form N-1A  dated
                                    October 20, 1997

                           b. Fund Accounting Agreement - filed with the Fund's Pre-Effective Amendment No. 2 to its registration statement on Form N-1A dated October 20, 1997

                  9.       a.       Transfer  Agency  Agreement - filed with the
                                    Fund's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated
                                    September 12, 1997

                           b. ProLoan Master Agreement - filed with the Fund's Pre-Effective Amendment No. 2 to its registration statement on Form N-1A dated October 20, 1997

                           c. ProLoan Liquidity Agreement - filed with the Fund's Pre-Effective Amendment No. 2 to its registration statement on Form N-1A dated October 20, 1997


                  10. Opinion and Consent of Counsel - filed with the Fund's Pre-Effective Amendment No. 2 to its registration statement on Form N-1A dated October 20, 1997


                  11.      Consent of Independent Auditors - file herewith

                  12.      Financial Statements Omitted from Prospectus - none

                  13. Letter of Investment Intent - filed with the Fund's Pre-Effective Amendment No. 2 to its registration statement on Form N-1A dated October 20, 1997

                  14.      Retirement Plan - none

                  15. Plan Pursuant to Rule 12b-1 - filed with the Fund's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated September 12, 1997

                  16.      Schedule for Computation of Performance  Computations
                           - filed with the Fund's Pre-Effective Amendment No. 2 to its registration statement on Form N-1A dated October 20, 1997

                  16.2     Schedule  for   Computation  of  Fund's   performance
                           Quotation - filed herewith

                  17.      Electronic Filers - filed herewith

                  18.      Plan Pursuant to Rule 18f-3 - none

Item 25.          Persons Controlled by or Under Common Control with Registrant
                  -------------------------------------------------------------


                  See "Information About Shares of the Fund - Control Persons and 5% Shareholders" in the Prospectus dated April 30, 1998.

Item 26.          Number of Holders of Securities
                  -------------------------------

                  As of March 31, 1998, there were two security holders of Builders ProLoan Fund, Inc. (the "Fund").

Item 27.          Indemnification
                  ---------------

                  Article Seventh, Section (j) of the Articles of Incorporation of the Fund provides that:

                  The Corporation shall indemnify: (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws; (b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with the law.

                  A director or officer of the Corporation shall not be liable to the Corporation or its stockholders for monetary damages as a director or officer, except to the extent such exemption from liability or limitation thereof is not permitted by statutory or decisional law (including the 1940 Act) as currently in effect or as the same may hereafter be amended or judicially interpreted; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. No amendment, modification or repeal of this Article SEVENTH shall adversely affect any right or protection of a director or officer that exists at the time of such amendment, modification or repeal.

Item 28.          Business and Other Connections of the Investment Manager
                  --------------------------------------------------------


                  Capital Mortgage Management, Inc. (the "Manager") 222 South Central Avenue, St. Louis, Missouri 63105 , offers investment management services to the Fund. Information as to the officers and directors of the Manager is included in the Manager's current Form ADV filed with the SEC and is incorporated herein by reference. Commerce Bank, N.A. (the "Subadviser"), 8000 Forsyth Blvd., St. Louis, Missouri 63105, offers investment subadvisory services to the Fund.

                  The officers and directors of Commerce Bank, N.A. are as follows:

                  Name                               Title                                       Position with Fund
                  ----                               -----                                       ------------------

                  David W. Kemper                    Chairman, President and CEO                 None
                  John O. Brown                      Vice Chairman                               None
                  Jonathan M. Kemper                 Vice Chairman                               None
                  William A. Sullins                 Vice Chairman                               None
                  Seth M. Leadbeater                 Executive Vice President                    None
                  Robert C. Mathews, Jr.             Executive Vice President                    None
                  Edward J. Reardon, II              Executive Vice President                    None

Item 29.          Principal Underwriter
                  ---------------------

                  (a) Huntleigh Securities Corp., 222 South Central Avenue, St. Louis, MO 63105, is the principal underwriter for the Fund.


                  (b) The directors and officers of the principal underwriter are as follows:


                  Name                           Title                             Position with Fund
                  ----                           -----                             ------------------
                  James A. Winkelmann            Principal/Chairman                Treasurer
                  Don C. Weir, Jr.               Principal/Vice Chairman           None
                  Marjorie Kilpatrick            Secretary/Treasurer               None
                  John Kane                      Director                          None
                  James McClellan                Director                          None
                  Lowell Bourne                  Director                          None
                  James M. Snowden               Director                          None


Item 30.          Location of Accounts and Records
                  --------------------------------


                  The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Fund's custodian, Administrator, transfer agent or Subadviser.


Item 31.          Management Services
                  -------------------

                  All substantive provisions of any management-related service contract are discussed in Parts A and B of this Registration Statement.

Item 32.          Undertakings
                  ------------

                  Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with
                  Section 16(c) of the 1940 Act, as though Section 16(c) applied.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                  Registrant hereby undertakes to carry out all indemnification provisions of its Articles of Incorporation in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

                  Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of St. Louis and the State of Missouri on April 23, 1998.

                                    BUILDERS PROLOAN FUND, INC.


                                    By: /s/ John W. Stewart
                                       --------------------
                                       John W. Stewart
                                       President
Attest:

/s/ James A. Winkelmann
-----------------------
James A. Winkelmann, Treasurer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                        Date
---------                           -----                        ----

/s/ John W. Stewart                 President, Secretary         April 23, 1998
------------------------            and Director
John W. Stewart

/s/ John Mulligan +                 Director                     April 23,1998
------------------------
John Mulligan

/s/ Terry Nelson +                  Director                     April 23,1998
------------------------
Terry Nelson

/s/ Fred Carter +                   Director                     April 23,1998
------------------------
Fred Carter

/s/ Joseph a. Montanaro             Director                     April 23,1998
------------------------
Joseph A. Montanaro

/s/ Leonard Terbrock +              Director                     April 23,1998
------------------------
Leonard Terbrock

/s/ Douglas McCarron +              Director                     April 23,1998
------------------------
Douglas McCarron

+ /s/ John W. Stewart
------------------------
      John W. Stewart, Attorney-In-Fact
      Under Powers of Attorney
      Filed with Registration Statement on October 20, 1997


                                INDEX TO EXHIBITS


Exhibit Number             Description                                          Page
--------------             -----------                                          ----
11.               Consent of Independent Auditors


16.2              Schedule for Computation of Fund's Performance Quotation

17.               Electronic Filers - Financial Data Schedule

                                       As filed with the Securities and Exchange
                                                    Commission on April 30, 1998

                                                      Registration No. 333-30221
                                                              File No. 811-08273

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               -----------------



                                  EXHIBITS TO
                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 1                      [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 4                              [X]



                          BUILDERS PROLOAN FUND, INC.
               (Exact name of registrant as specified in charter)


                            222 South Central Avenue
                           St. Louis, Missouri 63105
                    (Address of principal executive offices)
              Registrant's telephone number, including area code:
                                 (314) 727-5454


                            Exhibits 11, 16.2 and 17